UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

High Yield Municipal Income Fund

Semiannual Report

July 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2021

Eaton Vance

High Yield Municipal Income Fund

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	08/07/1995	08/07/1995	2.73%	7.25%	4.26%	6.39%
Class A with 4.75% Maximum Sales Charge	—	—	–2.18	2.21	3.25	5.87
Class C at NAV	06/18/1997	08/07/1995	2.33	6.54	3.49	5.60
Class C with 1% Maximum Sales Charge	—	—	1.33	5.54	3.49	5.60
Class I at NAV	05/09/2007	08/07/1995	2.86	7.52	4.51	6.65

Bloomberg Municipal Bond Index	—	—	1.25%	3.29%	3.41%	4.26%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.82%	1.57%	0.57%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				2.95%	2.18%	3.20%
Taxable-Equivalent Distribution Rate				4.98	3.68	5.41
SEC 30-day Yield				0.97	0.28	1.26
Taxable-Equivalent SEC 30-day Yield				1.63	0.47	2.12

% Total Leverage[5]

Residual Interest Bond (RIB) Financing						4.86%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective August 24, 2021, the Bloomberg Barclays fixed income indices were rebranded as Bloomberg indices.

3

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 – July 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,027.30	$3.87	0.77%
Class C	$1,000.00	$1,023.30	$7.63	1.52%
Class I	$1,000.00	$1,028.60	$2.62	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.86	0.77%
Class C	$1,000.00	$1,017.30	$7.60	1.52%
Class I	$1,000.00	$1,022.20	$2.61	0.52%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021.

4

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Portfolio of Investments (Unaudited)

Corporate Bonds — 2.8%
Security	Principal Amount (000’s omitted)	Value

Hospital — 2.1%

Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$4,943,418

Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	5,715	5,572,125

Montefiore Obligated Group, 4.287%, 9/1/50	8,915	9,692,246

Tower Health, 4.451%, 2/1/50	14,750	13,289,750

		$33,497,539

Other — 0.6%

Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$10,737,808

		$10,737,808

Other Revenue — 0.1%

YMCA of Greater New York, 2.303%, 8/1/26	$1,055	$1,068,411

		$1,068,411

Total Corporate Bonds — 2.8% (identified cost $40,684,680)		$45,303,758

Tax-Exempt Municipal Obligations — 95.1%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(2)

Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$567	$141,797

		$141,797

Education — 4.9%

Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(1)	$1,270	$1,472,654

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	925	998,288

Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 4.00%, 12/15/51(1)	800	879,912

Build NYC Resource Corp., NY, (New World Preparatory Charter School):

4.00%, 6/15/51	160	177,174

4.00%, 6/15/56	125	137,850

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):

5.375%, 6/15/38(1)	545	626,221

5.375%, 6/15/48(1)	1,020	1,155,068

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	$325	$387,589

Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):

4.00%, 5/1/41	150	169,778

4.00%, 5/1/51	500	560,740

District of Columbia, (District of Columbia International School):

5.00%, 7/1/39	710	878,320

5.00%, 7/1/49	700	852,103

District of Columbia, (KIPP DC):

4.00%, 7/1/39	280	325,422

4.00%, 7/1/44	270	310,192

4.00%, 7/1/49	385	439,478

District of Columbia, (Rocketship DC Obligated Group):

5.00%, 6/1/41(1)	1,190	1,432,153

5.00%, 6/1/49(1)	2,100	2,403,828

5.00%, 6/1/61(1)	1,175	1,387,193

Erie Higher Education Building Authority, PA, (Gannon University), 5.00%, 5/1/47	475	591,560

Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	812,730

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	895,545

Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	1,070	1,103,352

Indiana Finance Authority, (KIPP Indianapolis, Inc.):

5.00%, 7/1/40	170	196,933

5.00%, 7/1/55	460	524,727

Indiana Finance Authority, (Valparaiso University):

4.00%, 10/1/34	500	590,945

4.00%, 10/1/35	650	767,332

Kentucky Bond Development Corp., (Centre College):

4.00%, 6/1/46	800	953,200

4.00%, 6/1/51	1,250	1,482,263

Kentucky Bond Development Corp., (Transylvania University):

4.00%, 3/1/46	2,805	3,195,596

4.00%, 3/1/49	705	801,063

Los Ranchos de Albuquerque, NM, (Albuquerque Academy):

4.00%, 9/1/35	300	354,978

4.00%, 9/1/40	1,200	1,402,692

Louisiana Public Facilities Authority, (Loyola University), 4.00%, 10/1/51	1,170	1,389,328

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,684,280

Michigan State University, 5.00%, 2/15/44	1,000	1,256,760

5	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Education (continued)

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 3/1/29	$8,075	$10,676,038

Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,146,840

Public Finance Authority, WI, (North Carolina Leadership Academy):

4.00%, 6/15/29(1)	300	326,940

5.00%, 6/15/39(1)	205	227,150

5.00%, 6/15/49(1)	260	284,853

Public Finance Authority, WI, (Roseman University of Health Sciences):

5.00%, 4/1/40(1)	840	1,023,792

5.00%, 4/1/50(1)	2,510	3,015,338

5.50%, 4/1/32	170	175,267

5.75%, 4/1/42	2,045	2,106,861

Romeoville, IL, (Lewis University):

5.00%, 10/1/27	1,000	1,133,160

5.00%, 10/1/29	1,000	1,124,850

5.00%, 10/1/30	1,000	1,120,370

5.00%, 10/1/35	2,000	2,227,580

San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/51(4)	2,000	2,363,940

University of California, 5.00%, 5/15/38(5)	10,000	10,846,600

Waco Education Finance Corp., TX, (Baylor University), 5.00%, 3/1/35	1,260	1,643,128

Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.):

4.00%, 3/15/40	750	876,203

5.00%, 3/15/50	2,345	2,910,684

		$78,826,841

Electric Utilities — 2.8%

Arkansas River Power Authority, CO:

5.00%, 10/1/31	$1,500	$1,847,385

5.00%, 10/1/32	1,500	1,841,580

5.00%, 10/1/38	9,325	11,270,475

5.00%, 10/1/43	2,250	2,693,115

Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,890	18,106,019

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	7,500	8,370,675

Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/38	1,420	1,872,341

		$46,001,590

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 2.6%

Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Prerefunded to 12/1/22, 5.00%, 12/1/33	$5,000	$5,324,300

Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,492,265

Detroit, MI, Sewage Disposal System:

Prerefunded to 7/1/22, 5.00%, 7/1/32	3,185	3,328,580

Prerefunded to 7/1/22, 5.25%, 7/1/39	3,355	3,513,893

Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 4.25%, 11/15/41	3,940	4,460,513

Michigan Finance Authority, (Detroit Water and Sewerage Department), Prerefunded to 7/1/22, 5.00%, 7/1/44	1,905	1,990,877

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University):

Prerefunded to 4/1/25, 5.00%, 4/1/30	800	937,432

Prerefunded to 4/1/25, 5.00%, 4/1/35	1,000	1,171,790

Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	1,325	1,336,938

Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), Prerefunded to 12/1/24, 5.00%, 12/1/31	6,250	7,242,188

Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), Prerefunded to 1/1/24, 7.00%, 1/1/34	3,000	3,480,120

Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,684,585

Will County Community Unit School District No. 365-U, IL, (Valley View), Prerefunded to 11/1/21, 5.75%, 11/1/32	3,855	3,908,893

		$41,872,374

General Obligations — 6.5%

Centennial Independent School District No. 12, Circle Pines, MN:

0.00%, 2/1/31	$1,225	$939,379

0.00%, 2/1/33	1,500	1,046,085

Chicago Board of Education, IL:

5.00%, 12/1/21	790	802,024

5.00%, 12/1/26	1,595	1,939,600

5.00%, 12/1/40	3,000	3,859,410

5.00%, 12/1/42	1,820	1,909,053

Chicago, IL, 5.00%, 1/1/40	2,000	2,480,160

Detroit, MI:

5.00%, 4/1/30	1,400	1,692,110

5.00%, 4/1/31	865	1,040,932

5.50%, 4/1/31	565	733,455

6	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Detroit, MI: (continued)

5.50%, 4/1/32	$595	$769,805

5.50%, 4/1/35	350	449,137

5.50%, 4/1/45	1,930	2,442,376

5.50%, 4/1/50	2,320	2,925,474

Illinois:

4.00%, 6/1/33	4,000	4,472,160

4.00%, 11/1/40	4,000	4,671,320

5.00%, 11/1/30	7,200	8,585,208

5.00%, 5/1/33	9,480	11,698,889

5.00%, 5/1/35	3,500	3,886,050

5.00%, 12/1/42	8,125	9,717,825

5.25%, 7/1/30	2,800	3,038,056

5.50%, 5/1/39	1,085	1,423,509

5.75%, 5/1/45	1,115	1,467,786

New Jersey, 4.00%, 6/1/31	3,000	3,788,760

Sherwood School District No. 88J, OR, 0.00%, 6/15/37	3,630	2,131,427

Washington:

5.00%, 8/1/39	3,385	4,483,839

5.00%, 8/1/46(4)	13,700	18,179,156

Will and Cook Counties Community High School District No. 210, IL:

0.00%, 1/1/27	60	54,682

3.375%, 1/1/33	450	461,029

5.00%, 1/1/28	3,500	3,706,570

		$104,795,266

Hospital — 11.9%

Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,446,576

Arlington County Industrial Development Authority, VA, (Virginia Hospital Center):

4.00%, 7/1/40	2,125	2,560,731

4.00%, 7/1/45	3,000	3,574,530

Berks County Industrial Development Authority, PA, (Tower Health):

5.00%, 11/1/47	510	564,927

5.00%, 11/1/50	5,000	5,527,250

California Municipal Finance Authority, (NorthBay Healthcare Group):

5.00%, 11/1/35	250	277,280

5.00%, 11/1/40	550	607,228

5.00%, 11/1/44	500	550,070

California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,193,060

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	$2,400	$2,880,792

Camden County Improvement Authority, NJ, (Cooper Health System):

5.00%, 2/15/29	1,000	1,108,200

5.00%, 2/15/32	2,000	2,206,340

Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,655	1,932,064

Colorado Health Facilities Authority, (AdventHealth Obligated Group), 3.00%, 11/15/51	8,000	8,727,280

Colorado Health Facilities Authority, (Boulder Community Health):

4.00%, 10/1/38	300	354,312

4.00%, 10/1/39	300	353,439

4.00%, 10/1/40	300	352,746

Colorado Health Facilities Authority, (Parkview Medical Center, Inc.), (PSF Guaranteed), 4.00%, 9/1/45	1,000	1,149,400

Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,471,640

Cuyahoga County, OH, (The MetroHealth System):

5.00%, 2/15/31	1,500	1,789,725

5.00%, 2/15/32	1,500	1,785,375

Decatur Hospital Authority, TX, (Wise Regional Health System):

5.00%, 9/1/34	1,625	1,812,070

5.25%, 9/1/29	1,675	1,895,983

5.25%, 9/1/44	8,880	9,918,427

Douglas County Hospital Authority No. 2, NE, (Children’s Hospital Obligated Group), 4.00%, 11/15/50	1,300	1,534,091

Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	315	353,597

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	2,595	3,023,045

Hamilton County, OH, (UC Health), 4.00%, 9/15/50	4,000	4,645,000

Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,965	3,377,343

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center):

5.50%, 6/1/29	710	754,531

6.00%, 6/1/39	3,805	4,044,525

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	5,313,173

Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	10,000	11,683,900

Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/40	300	358,206

7	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	$925	$1,152,846

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/44	4,000	4,885,160

Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), (LOC: JPMorgan Chase Bank, N.A.), 0.03%, 11/15/35(6)	5,000	5,000,000

Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group):

3.00%, 6/1/50	2,875	3,112,389

4.00%, 6/1/45	1,500	1,790,475

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,261,702

Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,931,843

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group):

4.00%, 7/1/48	6,265	6,947,446

5.00%, 7/1/41	1,750	2,046,852

New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/50	10,000	11,520,600

New York Dormitory Authority, (Orange Regional Medical Center):

5.00%, 12/1/32(1)	1,000	1,219,780

5.00%, 12/1/33(1)	2,000	2,436,620

5.00%, 12/1/34(1)	3,900	4,742,712

5.00%, 12/1/35(1)	1,000	1,214,430

5.00%, 12/1/40(1)	2,300	2,647,461

Oklahoma Development Finance Authority, (OU Medicine):

5.00%, 8/15/38	1,025	1,250,387

5.25%, 8/15/43	14,865	18,359,464

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/40	875	1,106,289

Palm Beach County Health Facilities Authority, FL, (Baptist Health South Florida Obligated Group), 3.00%, 8/15/44	1,170	1,265,718

Public Finance Authority, WI, (Appalachian Regional Healthcare System):

4.00%, 7/1/46	500	585,915

4.00%, 7/1/51	625	729,025

5.00%, 7/1/37	275	357,145

5.00%, 7/1/38	375	485,865

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group):

5.00%, 12/1/35	3,100	3,341,614

5.75%, 12/1/32	4,050	4,250,799

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(5)	7,000	7,741,300

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/38	$2,500	$2,928,850

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	2,580	2,824,455

Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,707,575

		$192,971,573

Housing — 1.0%

CSCDA Community Improvement Authority, CA, Essential Housing Revenue, 3.00%, 12/1/56	$1,420	$1,479,811

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.):

5.00%, 7/1/34	750	853,500

5.00%, 7/1/39	1,250	1,422,500

Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.00%, 7/1/40	1,000	1,169,600

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University):

Prerefunded to 4/1/24, 5.00%, 4/1/34	3,885	4,355,318

Prerefunded to 4/1/24, 5.00%, 4/1/39	3,500	3,923,710

Texas Student Housing Corp., (University of North Texas):

9.375%, 7/1/06(7)	860	860,000

11.00%, 7/1/31(7)	2,000	2,000,000

		$16,064,439

Industrial Development Revenue — 10.1%

Arkansas Development Finance Authority, (Big River Steel):

(AMT), 4.50%, 9/1/49(1)	$3,750	$4,200,787

Green Bonds, (AMT), 4.75%, 9/1/49(1)	4,000	4,602,720

Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	2,020,410

Florida Development Finance Corp., (Waste Pro USA, Inc.):

(AMT), 3.00%, 6/1/32	3,600	3,810,816

(AMT), 5.00%, 5/1/29(1)	795	857,018

(AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	2,250	2,335,388

George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54	2,145	2,506,025

Houston, TX, (United Airlines, Inc. Terminal E Project), (AMT), 4.75%, 7/1/24	4,630	4,970,536

Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/15/27	1,750	2,100,280

Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	4,050	4,232,898

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	2,174,916

8	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$6,500	$6,691,295

Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(1)	1,075	1,115,807

Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,047,740

Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(1)	1,500	1,556,925

National Finance Authority, NH, (Covanta):

4.625%, 11/1/42(1)	6,335	6,683,108

(AMT), 4.875%, 11/1/42(1)	6,965	7,383,039

Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	11,690	12,583,700

New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(1)	480	526,541

New Jersey Economic Development Authority, (Continental Airlines):

(AMT), 5.25%, 9/15/29	8,285	8,742,166

(AMT), 5.50%, 6/1/33	4,375	4,775,969

(AMT), 5.625%, 11/15/30	2,045	2,294,531

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	5,100	5,480,358

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	5,500	5,995,110

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):

(AMT), 4.375%, 10/1/45	19,130	23,057,580

(AMT), 5.00%, 10/1/40	7,065	9,099,367

Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(1)	1,000	1,165,780

Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	14,054,313

Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,663,250

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	6,290	7,231,047

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.):

4.50%, 5/1/32(1)	1,338	1,467,697

5.25%, 5/1/44(1)	1,280	1,513,536

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	570,494

Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,532,045

		$164,043,192

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 0.7%

North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	$10,000	$12,027,201

		$12,027,201

Insured – General Obligations — 1.2%

Atlantic City, NJ:

(AGM), 4.00%, 3/1/42	$480	$543,249

(BAM), 5.00%, 3/1/42	1,250	1,497,575

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/26	500	610,380

Irvington Township, NJ, (AGM), 5.00%, 7/15/32	1,000	1,131,150

McHenry County Community Unit School District No. 12, IL, (Johnsburg):

(AGM), 5.00%, 1/1/31	3,175	3,519,075

(AGM), 5.00%, 1/1/32	1,215	1,346,050

(AGM), 5.00%, 1/1/33	1,405	1,555,827

(AGM), 5.00%, 7/1/34	2,810	3,109,490

Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	5,000	5,780,500

		$19,093,296

Insured – Housing — 0.1%

Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II), (AGM), 4.00%, 7/1/47	$750	$899,948

California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:

(BAM), 3.00%, 5/15/51	400	434,024

(BAM), 4.00%, 5/15/46	400	483,440

		$1,817,412

Insured – Other Revenue — 2.0%

Harris County-Houston Sports Authority, TX:

(AGM), (NPFG), 0.00%, 11/15/34	$12,700	$7,904,226

(NPFG), 0.00%, 11/15/26	9,395	8,374,233

(NPFG), 0.00%, 11/15/28	9,600	8,001,792

(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,069,497

(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	370,084

New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/40	1,750	1,918,367

New York City Industrial Development Agency, NY, (Yankee Stadium):

(AGC), 0.00%, 3/1/34	3,500	2,745,295

(AGM), 3.00%, 3/1/38	1,555	1,717,078

		$32,100,572

9	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.9%

Illinois Sports Facilities Authority:

(AMBAC), 0.00%, 6/15/25	$750	$725,340

(AMBAC), 0.00%, 6/15/26	2,380	2,264,641

Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	21,280,925

Tolomato Community Development District, FL:

(AGM), 3.75%, 5/1/39	2,515	2,829,450

(AGM), 3.75%, 5/1/40	3,005	3,375,577

		$30,475,933

Insured – Transportation — 1.4%

Chicago, IL, (O’Hare International Airport):

(AGM), 5.25%, 1/1/32	$1,500	$1,604,385

(AGM), 5.25%, 1/1/33	650	694,753

(AGM), 5.50%, 1/1/43	1,355	1,451,056

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,556,977

Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	2,365,491

Ohio, (Portsmouth Gateway Group, LLC):

(AGM), (AMT), 5.00%, 12/31/27	1,150	1,333,989

(AGM), (AMT), 5.00%, 12/31/28	1,600	1,851,296

Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	8,237,910

		$21,095,857

Insured – Water and Sewer — 0.5%

Jefferson County, AL, Sewer Revenue:

(AGM), 0.00%, 10/1/27	$2,155	$1,747,942

(AGM), 0.00%, 10/1/28	3,965	3,011,140

(AGM), 0.00%, 10/1/29	3,035	2,152,817

(AGM), 0.00%, 10/1/30	2,580	1,705,199

		$8,617,098

Lease Revenue / Certificates of Participation — 1.6%

Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), Prerefunded to 12/1/23, 5.00%, 12/1/29(5)	$10,875	$12,100,069

Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	805	808,308

New Jersey Economic Development Authority, (School Facilities Construction):

5.00%, 6/15/43	1,530	1,904,942

5.00%, 6/15/44	8,290	10,405,111

		$25,218,430

Security	Principal Amount (000’s omitted)	Value

Nursing Home — 0.0%(2)

Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$405	$412,116

		$412,116

Other Revenue — 1.9%

Build NYC Resource Corp., NY, (YMCA of Greater New York):

4.00%, 8/1/31	$650	$742,911

4.00%, 8/1/36	875	1,000,073

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	6,250	1,125,000

Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	1,260	1,520,089

Metropolitan Pier and Exposition Authority, IL, (McCormick Place), 4.00%, 12/15/47(4)	4,060	4,678,703

Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	2,040	2,453,916

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(5)	10,000	11,546,800

Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,105	7,297,342

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	788,403

		$31,153,237

Senior Living / Life Care — 10.6%

Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,401,057

Atlantic Beach, FL, (Fleet Landing):

5.00%, 11/15/37	7,945	8,529,514

5.00%, 11/15/38	1,000	1,162,280

California Public Finance Authority, (Enso Village), Green Bonds:

3.125%, 5/15/29(1)	360	367,610

5.00%, 11/15/36(1)	375	452,411

5.00%, 11/15/51(1)	500	585,895

Centerville, OH, (Graceworks Lutheran Services):

5.25%, 11/1/37	3,250	3,693,137

5.25%, 11/1/47	3,190	3,574,554

Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/48	425	467,105

Clackamas County Hospital Facility Authority, OR, (Rose Villa):

5.25%, 11/15/50	250	279,313

5.375%, 11/15/55	300	336,030

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	1,210	1,385,728

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	886,065

10	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	$1,000	$1,125,100

District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	1,600	1,750,512

Florida Development Finance Corp. (The Glenridge on Palmer Ranch), 5.00%, 6/1/51	2,000	2,322,640

Florida Development Finance Corp., (Mayflower Retirement Community):

4.00%, 6/1/36(1)(4)	1,110	1,291,640

4.00%, 6/1/41(1)(4)	655	753,722

4.00%, 6/1/46(1)(4)	1,145	1,301,304

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	1,100,890

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	138,258

Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):

5.75%, 1/1/28	415	442,668

6.375%, 1/1/33	655	700,359

Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.):

5.125%, 11/15/32	525	552,022

5.25%, 11/15/37	480	504,274

Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,858,584

Illinois Finance Authority, (Plymouth Place, Inc.):

5.00%, 5/15/37	1,000	1,170,890

5.00%, 5/15/41	400	481,964

Indiana Finance Authority, (Marquette), Prerefunded to 3/1/22, 5.00%, 3/1/39	1,000	1,028,050

Iowa Finance Authority, (Lifespace Communities, Inc.):

4.125%, 5/15/38	1,500	1,696,860

5.00%, 5/15/43	3,250	3,803,117

5.00%, 5/15/55	2,095	2,460,494

Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,850,700

Massachusetts Development Finance Agency, (Linden Ponds, Inc.):

5.00%, 11/15/33(1)	1,550	1,762,567

5.00%, 11/15/38(1)	1,010	1,137,836

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):

5.00%, 10/1/37(1)	1,000	1,097,840

5.00%, 10/1/47(1)	1,280	1,401,882

5.00%, 10/1/57(1)	2,410	2,636,468

Massachusetts Development Finance Agency, (Orchard Cove, Inc.), 5.00%, 10/1/39	370	420,694

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	$25	$19,500

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,441,219

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	9,912,958

Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront):

5.125%, 10/1/34	2,500	2,734,875

5.40%, 10/1/44	1,770	1,927,264

National Finance Authority, NH, (The Vista):

5.25%, 7/1/39(1)	585	623,154

5.625%, 7/1/46(1)	555	594,033

5.75%, 7/1/54(1)	1,745	1,870,256

New Hampshire Health and Education Facilities Authority, (Kendal at Hanover):

5.00%, 10/1/40	815	952,164

5.00%, 10/1/46	1,000	1,159,690

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	6,894,109

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,399,172

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge):

4.00%, 1/1/25	1,600	1,600,512

4.375%, 1/1/39	1,250	1,329,487

5.00%, 1/1/49	6,000	6,432,720

North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,973,954

North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/45	1,000	1,140,950

North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/51	1,600	1,862,336

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,485	2,925,417

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):

7.25%, 6/1/34	75	79,832

7.25%, 6/1/39	1,190	1,265,422

7.50%, 6/1/49	6,855	7,295,776

Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), 5.00%, 6/1/55	6,800	7,423,152

Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	846,353

South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)(4)	335	334,994

11	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/30	$1,945	$2,164,863

St. Johns County Industrial Development Authority, FL, (Vicar’s Landing):

4.00%, 12/15/46	500	558,260

4.00%, 12/15/50	500	556,995

St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,428,025

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):

6.625%, 11/15/41	725	865,128

6.75%, 11/15/51	3,250	3,862,170

6.875%, 11/15/55	200	238,560

Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace):

5.00%, 10/1/34	2,130	2,374,652

5.00%, 10/1/44	5,410	5,974,642

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):

6.00%, 12/1/32	450	454,932

6.25%, 12/1/42	1,380	1,394,366

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(1)	3,350	3,737,025

Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.):

4.25%, 7/1/32	1,270	1,305,560

4.50%, 7/1/42	1,270	1,304,328

Warren County, OH, (Otterbein Homes Obligated Group):

5.00%, 7/1/39	1,975	2,170,288

5.50%, 7/1/39	500	537,390

Washington Housing Finance Commission, (Bayview Manor Homes):

5.00%, 7/1/36(1)	1,500	1,645,020

5.00%, 7/1/46(1)	1,250	1,360,437

Washington Housing Finance Commission, (Horizon House):

5.00%, 1/1/43(1)	4,000	4,636,560

5.00%, 1/1/48(1)	4,815	5,561,132

Washington Housing Finance Commission, (Transforming Age):

5.00%, 1/1/44(1)	1,385	1,584,315

5.00%, 1/1/49(1)	695	792,571

Wayzata, MN, (Folkestone Senior Living Community):

4.00%, 8/1/38	175	185,672

4.00%, 8/1/39	125	132,473

4.00%, 8/1/44	815	859,352

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):

4.00%, 11/15/36	$365	$432,788

4.00%, 11/15/41	370	434,506

Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,630	2,770,153

		$172,273,496

Special Tax Revenue — 3.1%

Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$6,985	$7,630,973

Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,241,560

Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	680,796

Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,455	4,921,305

Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	676,693

Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	900	1,045,575

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,802,171

New River Community Development District, FL, (Capital Improvements):

5.00%, 5/1/13(7)	1,005	10

5.75%, 5/1/38	1,150	1,160,937

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(5)	10,000	11,565,200

Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,357,287

River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,320	2,334,106

South Orange County Public Financing Authority, CA, (Ladera Ranch):

5.00%, 8/15/31	1,500	1,537,320

5.00%, 8/15/33	1,000	1,025,020

5.00%, 8/15/34	450	461,223

South Village Community Development District, FL:

3.50%, 5/1/32	790	847,014

3.625%, 5/1/35	490	525,995

3.75%, 5/1/38	1,015	1,090,090

4.875%, 5/1/35	500	548,965

5.00%, 5/1/38	100	110,619

Southern Hills Plantation I Community Development District, FL:

Series A1, 5.80%, 5/1/35	1,083	1,082,565

Series A2, 5.80%, 5/1/35	795	652,067

St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	560	554,876

12	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	$3,405	$3,713,084

		$50,565,451

Student Loan — 0.4%

New Jersey Higher Education Student Assistance Authority:

(AMT), 4.00%, 12/1/30	$2,785	$2,964,243

(AMT), 4.75%, 12/1/43	2,765	2,863,240

		$5,827,483

Transportation — 28.8%

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$2,412,680

Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/49	10,000	12,552,500

California Municipal Finance Authority, (LINXS Automated People Mover):

(AMT), 5.00%, 12/31/36	1,740	2,162,072

(AMT), 5.00%, 12/31/37	760	942,218

Central Texas Regional Mobility Authority:

4.00%, 1/1/51	4,250	5,029,237

5.00%, 1/1/35	1,100	1,275,835

5.00%, 1/1/46	6,400	8,275,392

Series 2016, 5.00%, 1/1/40	2,375	2,788,440

Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,777,840

Chicago, IL, (O’Hare International Airport):

4.00%, 1/1/35	7,500	9,030,975

5.00%, 1/1/35	2,500	2,966,500

5.00%, 1/1/38	5,000	5,919,600

(AMT), 4.375%, 1/1/40	2,500	2,775,150

(AMT), 5.00%, 1/1/25	2,555	2,720,053

(AMT), 5.00%, 1/1/26	2,170	2,310,182

(AMT), 5.00%, 7/1/33	500	619,215

(AMT), 5.00%, 7/1/38	1,500	1,814,610

Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,689,100

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):

4.00%, 11/1/34	8,995	11,198,415

4.00%, 11/1/35	3,505	4,354,927

(AMT), 5.25%, 11/1/29	7,000	7,730,870

Eagle County Air Terminal Corp., CO:

(AMT), 5.00%, 5/1/37	1,000	1,184,500

(AMT), 5.00%, 5/1/41	4,940	5,807,069

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(1)	$8,840	$9,767,846

Foothill/Eastern Transportation Corridor Agency, CA, 4.00%, 1/15/46	10,000	11,981,800

Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,215,212

Houston, TX, Airport System Revenue:

(AMT), 4.00%, 7/1/46	5,000	5,945,000

(AMT), 4.00%, 7/1/48	5,500	6,528,170

Illinois Toll Highway Authority:

4.00%, 1/1/44(5)	13,050	15,382,165

5.00%, 1/1/40(5)	15,000	17,665,050

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	6,000	7,407,480

Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):

0.00%, 7/1/28	2,690	1,920,848

0.00%, 7/1/29	1,135	950,460

0.00%, 7/1/30	500	389,265

0.00%, 7/1/31	1,150	831,726

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	450	552,636

Maryland Transportation Authority, 4.00%, 7/1/50	12,760	15,285,459

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/43	7,500	9,172,575

Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	14,517,600

Metropolitan Washington Airports Authority, D.C.:

(AMT), 4.00%, 10/1/37	450	555,525

(AMT), 4.00%, 10/1/38	565	695,685

(AMT), 4.00%, 10/1/39	680	835,013

(AMT), 4.00%, 10/1/41	450	549,851

(AMT), 4.00%, 10/1/51	2,485	2,983,789

Mid-Bay Bridge Authority, FL:

5.00%, 10/1/30	2,050	2,370,559

5.00%, 10/1/35	5,000	5,743,550

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,576,550

New Jersey Transportation Trust Fund Authority, 4.00%, 6/15/41(4)	3,000	3,458,550

New Jersey Transportation Trust Fund Authority, (Transportation Program):

3.00%, 6/15/50	3,575	3,785,496

4.00%, 6/15/45	3,000	3,555,000

5.00%, 6/15/44	3,200	3,976,736

5.25%, 6/15/43	960	1,211,942

New Jersey Turnpike Authority:

4.00%, 1/1/51	13,735	16,436,537

5.00%, 1/1/48(5)	5,000	6,247,050

13	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New Orleans Aviation Board, LA, (North Terminal Project):

(AMT), 5.00%, 1/1/35	$2,000	$2,284,980

(AMT), 5.00%, 1/1/43	1,500	1,788,150

New York Thruway Authority, 4.00%, 1/1/50	7,770	9,140,317

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):

(AMT), 5.00%, 7/1/41	1,705	1,919,983

(AMT), 5.00%, 7/1/46	7,730	8,695,941

(AMT), 5.25%, 1/1/50	7,520	8,518,882

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):

4.00%, 12/1/39	2,130	2,570,356

4.00%, 12/1/41	2,275	2,732,730

(AMT), 4.00%, 12/1/38	2,050	2,456,454

(AMT), 4.00%, 12/1/39	300	358,581

(AMT), 4.00%, 12/1/41	300	356,934

(AMT), 4.00%, 12/1/42	650	771,271

Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	525,399

North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	6,004,267

North Texas Tollway Authority:

4.00%, 1/1/41	2,295	2,769,445

Prerefunded to 9/1/21, 5.50%, 9/1/41(5)	10,000	10,041,700

Osceola County, FL, (Osceola Parkway):

5.00%, 10/1/44	2,000	2,533,940

5.00%, 10/1/49	2,500	3,148,075

Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,770,904

Port Authority of New York and New Jersey:

(AMT), 4.00%, 9/1/33(5)	12,080	13,334,870

(AMT), 4.00%, 9/15/43	3,640	4,215,921

(AMT), 4.50%, 4/1/37(5)	10,000	10,264,100

(AMT), 5.00%, 10/15/35	4,050	4,901,148

Port Freeport, TX, (AMT), 4.00%, 6/1/51(4)	1,500	1,734,105

San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	11,317,700

South Jersey Port Corp., NJ:

(AMT), 5.00%, 1/1/42	2,500	3,007,050

(AMT), 5.00%, 1/1/48	5,500	6,574,095

South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,533,298

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):

4.00%, 12/31/37	315	373,650

4.00%, 12/31/38	585	692,400

4.00%, 12/31/39	305	360,165

5.00%, 12/31/35	375	481,275

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	$16,865	$20,973,314

Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	16,430	18,275,746

Texas Transportation Commission, (State Highway System):

0.00%, 8/1/36	550	337,381

0.00%, 8/1/46	2,500	884,475

Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	2,500	3,016,450

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport):

5.00%, 12/1/37	2,500	3,378,950

5.00%, 12/1/39	1,830	2,460,472

5.00%, 12/1/41	1,000	1,336,820

West Virginia Parkways Authority, 4.00%, 6/1/51	3,000	3,602,040

		$467,276,239

Water and Sewer — 1.1%

Great Lakes Water Authority, MI, 5.00%, 7/1/49	$1,000	$1,279,910

Indiana Finance Authority, (CWA Authority), 3.00%, 10/1/38	5,205	5,858,280

Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/38	4,135	5,450,509

Miami-Dade County, FL, Water and Sewer System Revenue, 4.00%, 10/1/44	2,250	2,712,082

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,156,479

		$17,457,260

Total Tax-Exempt Municipal Obligations — 95.1% (identified cost $1,407,002,914)		$1,540,128,153

Taxable Municipal Obligations — 5.2%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(2)

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(3)	$196	$52,563

		$52,563

Education — 0.1%

San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37(4)	$1,750	$1,773,048

		$1,773,048

14	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 1.3%

Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$12,818,352

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	7,335	7,695,369

		$20,513,721

General Obligations — 1.0%

Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$7,685,523

Chicago Board of Education, IL, 5.182%, 12/1/21(8)	325	329,410

Chicago, IL, 7.75%, 1/1/42	4,356	5,007,396

Detroit, MI:

3.11%, 4/1/28	830	847,970

3.344%, 4/1/30	125	128,095

3.644%, 4/1/34	500	519,070

Portsmouth, VA:

2.40%, 7/15/39	1,175	1,217,617

2.50%, 7/15/40	1,195	1,237,590

		$16,972,671

Hospital — 1.3%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$14,632,282

Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	6,000	6,264,720

		$20,897,002

Insured – General Obligations — 0.4%

Addison Fire Protection District No. 1, IL, (BAM), 2.802%, 12/30/39	$260	$263,196

Detroit, MI, (AMBAC), 5.15%, 4/1/25	6,229	6,232,013

		$6,495,209

Special Tax Revenue — 0.5%

American Samoa Economic Development Authority:

2.47%, 9/1/24(1)	$525	$529,478

3.72%, 9/1/27(1)	1,400	1,425,634

Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):

4.80%, 3/1/36	2,800	2,851,632

5.25%, 3/1/31	2,905	2,993,806

		$7,800,550

Security	Principal Amount (000’s omitted)	Value

Transportation — 0.5%

New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(8)	$7,375	$8,992,116

		$8,992,116

Water and Sewer — 0.1%

Great Lakes Water Authority, MI, 3.473%, 7/1/41	$1,000	$1,089,909

		$1,089,909

Total Taxable Municipal Obligations — 5.2% (identified cost $75,208,855)		$84,586,789

Total Investments — 103.1% (identified cost $1,522,896,449)		$1,670,018,700

Other Assets, Less Liabilities — (3.1)%		$(49,607,247)

Net Assets — 100.0%		$1,620,411,453

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	14.7%

New York	12.5%

Illinois	11.6%

Others, representing less than 10% individually	64.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2021, 7.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 3.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $156,866,067 or 9.7% of the Fund’s net assets.

(2)	Amount is less than 0.05%.

(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(4)	When-issued security.

(5)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(6)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2021.

15	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.
(8)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 10-Year Treasury Note	(175)	Short	9/21/21	$(23,529,297)	$(402,414)

U.S. Long Treasury Bond	(112)	Short	9/21/21	(18,448,500)	(830,586)

					$(1,233,000)

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

16	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2021

Unaffiliated investments, at value (identified cost, $1,522,896,449)	$1,670,018,700

Cash	57,968,920

Deposits for derivatives collateral — financial futures contracts	658,933

Interest receivable	15,291,899

Receivable for investments sold	160,000

Receivable for Fund shares sold	1,687,234

Total assets	$1,745,785,686

Liabilities

Payable for floating rate notes issued	$83,072,008

Payable for investments purchased	241,139

Payable for when-issued securities	35,648,080

Payable for variation margin on open financial futures contracts	104,015

Payable for Fund shares redeemed	4,505,087

Distributions payable	626,005

Payable to affiliates:

Investment adviser fee	535,349

Distribution and service fees	167,770

Interest expense and fees payable	115,879

Accrued expenses	358,901

Total liabilities	$125,374,233

Net Assets	$1,620,411,453

Sources of Net Assets

Paid-in capital	$1,523,874,633

Distributable earnings	96,536,820

Net Assets	$1,620,411,453

Class A Shares

Net Assets	$423,374,628

Shares Outstanding	44,694,501

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.47

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.94

Class C Shares

Net Assets	$91,201,911

Shares Outstanding	10,410,088

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.76

Class I Shares

Net Assets	$1,105,834,914

Shares Outstanding	116,620,753

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.48

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

17	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2021

Interest	$29,098,280

Total investment income	$29,098,280

Expenses

Investment adviser fee	$3,037,091

Distribution and service fees

Class A	515,503

Class C	468,500

Trustees’ fees and expenses	37,705

Custodian fee	168,365

Transfer and dividend disbursing agent fees	229,359

Legal and accounting services	52,603

Printing and postage	21,085

Registration fees	63,837

Interest expense and fees	267,513

Miscellaneous	71,079

Total expenses	$4,932,640

Net investment income	$24,165,640

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,617,743

Financial futures contracts	2,350,590

Net realized gain	$3,968,333

Change in unrealized appreciation (depreciation) —

Investments	$17,478,906

Financial futures contracts	(2,149,861)

Net change in unrealized appreciation (depreciation)	$15,329,045

Net realized and unrealized gain	$19,297,378

Net increase in net assets from operations	$43,463,018

18	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

From operations —

Net investment income	$24,165,640	$47,012,555

Net realized gain (loss)	3,968,333	(3,382,654)

Net change in unrealized appreciation (depreciation)	15,329,045	4,625,353

Net increase in net assets from operations	$43,463,018	$48,255,254

Distributions to shareholders —

Class A	$(6,352,500)	$(13,637,583)

Class C	(1,092,602)	(3,120,416)

Class I	(16,978,182)	(31,974,184)

Total distributions to shareholders	$(24,423,284)	$(48,732,183)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$30,107,472	$99,586,256

Class C	6,098,215	15,591,373

Class I	230,905,041	573,167,384

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	5,050,415	10,952,220

Class C	978,718	2,656,219

Class I	14,970,104	28,139,176

Cost of shares redeemed

Class A	(39,052,936)	(133,457,451)

Class C	(11,670,603)	(42,512,625)

Class I	(147,872,092)	(486,792,790)

Net asset value of shares converted

Class A	3,022,895	15,497,871

Class C	(3,022,895)	(15,497,871)

Net increase in net assets from Fund share transactions	$89,514,334	$67,329,762

Net increase in net assets	$108,554,068	$66,852,833

Net Assets

At beginning of period	$1,511,857,385	$1,445,004,552

At end of period	$1,620,411,453	$1,511,857,385

19	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Financial Highlights

	Class A

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021		2020	2019	2018	2017

Net asset value — Beginning of period	$9.360		$9.380		$8.830	$8.880	$8.650	$8.970

Income (Loss) From Operations

Net investment income(1)	$0.141		$0.303		$0.327	$0.345	$0.337	$0.345

Net realized and unrealized gain (loss)	0.112		(0.008	)(2)	0.590	(0.059)	0.229	(0.315)

Total income from operations	$0.253		$0.295		$0.917	$0.286	$0.566	$0.030

Less Distributions

From net investment income	$(0.143)		$(0.315)		$(0.367)	$(0.336)	$(0.336)	$(0.350)

Total distributions	$(0.143)		$(0.315)		$(0.367)	$(0.336)	$(0.336)	$(0.350)

Net asset value — End of period	$9.470		$9.360		$9.380	$8.830	$8.880	$8.650

Total Return(3)	2.73	%(4)	3.31%		10.55%	3.29%	6.63%	0.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$423,375		$419,256		$427,334	$350,923	$344,822	$374,661

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.73	%(5)	0.76%		0.76%	0.79%	0.78%	0.79%

Interest and fee expense(6)	0.04	%(5)	0.06%		0.13%	0.17%	0.14%	0.10%

Total expenses	0.77	%(5)	0.82%		0.89%	0.96%	0.92%	0.89%

Net investment income	3.05	%(5)	3.35%		3.57%	3.92%	3.81%	3.83%

Portfolio Turnover	8	%(4)	54%		23%	32%	21%	35%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

20	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Financial Highlights — continued

	Class C

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021		2020	2019	2018	2017

Net asset value — Beginning of period	$8.660		$8.680		$8.170	$8.210	$8.010	$8.300

Income (Loss) From Operations

Net investment income(1)	$0.099		$0.219		$0.239	$0.252	$0.251	$0.256

Net realized and unrealized gain (loss)	0.101		(0.011	)(2)	0.551	(0.042)	0.199	(0.285)

Total income (loss) from operations	$0.200		$0.208		$0.790	$0.210	$0.450	$(0.029)

Less Distributions

From net investment income	$(0.100)		$(0.228)		$(0.280)	$(0.250)	$(0.250)	$(0.261)

Total distributions	$(0.100)		$(0.228)		$(0.280)	$(0.250)	$(0.250)	$(0.261)

Net asset value — End of period	$8.760		$8.660		$8.680	$8.170	$8.210	$8.010

Total Return(3)	2.33	%(4)	2.52%		9.80%	2.60%	5.67%	(0.42)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$91,202		$97,724		$139,608	$126,049	$173,844	$191,619

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.48	%(5)	1.51%		1.51%	1.54%	1.53%	1.54%

Interest and fee expense(6)	0.04	%(5)	0.06%		0.13%	0.17%	0.14%	0.10%

Total expenses	1.52	%(5)	1.57%		1.64%	1.71%	1.67%	1.64%

Net investment income	2.30	%(5)	2.63%		2.82%	3.10%	3.06%	3.07%

Portfolio Turnover	8	%(4)	54%		23%	32%	21%	35%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

21	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Financial Highlights — continued

	Class I

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021		2020	2019	2018	2017

Net asset value — Beginning of period	$9.370		$9.390		$8.840	$8.880	$8.660	$8.980

Income (Loss) From Operations

Net investment income(1)	$0.153		$0.326		$0.349	$0.364	$0.359	$0.367

Net realized and unrealized gain (loss)	0.112		(0.009	)(2)	0.590	(0.046)	0.220	(0.314)

Total income from operations	$0.265		$0.317		$0.939	$0.318	$0.579	$0.053

Less Distributions

From net investment income	$(0.155)		$(0.337)		$(0.389)	$(0.358)	$(0.359)	$(0.373)

Total distributions	$(0.155)		$(0.337)		$(0.389)	$(0.358)	$(0.359)	$(0.373)

Net asset value — End of period	$9.480		$9.370		$9.390	$8.840	$8.880	$8.660

Total Return(3)	2.86	%(4)	3.57%		10.81%	3.67%	6.77%	0.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,105,835		$994,877		$878,062	$656,830	$682,157	$542,623

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.48	%(5)	0.51%		0.51%	0.54%	0.53%	0.54%

Interest and fee expense(6)	0.04	%(5)	0.06%		0.13%	0.17%	0.14%	0.10%

Total expenses	0.52	%(5)	0.57%		0.64%	0.71%	0.67%	0.64%

Net investment income	3.29	%(5)	3.59%		3.81%	4.13%	4.04%	4.06%

Portfolio Turnover	8	%(4)	54%		23%	32%	21%	35%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

22	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

23

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2021. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2021, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $83,072,008 and $126,734,904, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2021 was 0.05% to 0.17%. For the six months ended July 31, 2021, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $82,750,000 and 0.65%, respectively.

In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2021.

The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

24

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

J  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Securities purchased on a delayed delivery or when-issued basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to July 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $52,448,792 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2021, $14,778,866 are short-term and $37,669,926 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,439,812,863

Gross unrealized appreciation	$153,231,400

Gross unrealized depreciation	(7,330,571)

Net unrealized appreciation	$145,900,829

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Fund’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Fund’s investment advisory agreement and related fee reduction agreement with BMR in effect prior to March 1, 2021), the fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:

Total Daily Net Assets	Annual Asset Rate	Total Daily Net Assets	Daily Income Rate

up to $500 million	0.3150%	up to $500 million	3.1500%

$500 million but less than $750 million	0.2925%	$500 million but less than $1 billion	2.9250%

$750 million but less than $1.5 billion	0.2700%	$1 billion but less than $1.5 billion	2.7000%

$1.5 billion but less than $2 billion	0.2475%	$1.5 billion but less than $2 billion	2.4750%

$2 billion but less than $3 billion	0.2250%	$2 billion but less than $3 billion	2.2500%

$3 billion and over	0.2025%	$3 billion and over	2.0250%

25

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

For the six months ended July 31, 2021, the investment adviser fee amounted to $3,037,091 or 0.40% (annualized) of the Fund’s average daily net assets.

Eaton Vance Management (EVM), an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2021, EVM earned $9,883 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $20,044 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2021. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares from March 1, 2021 through July 31, 2021 in the amount of $13,251. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2021 amounted to $515,503 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2021, the Fund paid or accrued to EVD $351,375 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2021 amounted to $117,125 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2021, the Fund was informed that EVD received approximately $9,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $286,289,328 and $130,485,751, respectively, for the six months ended July 31, 2021.

26

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

Sales	3,212,761	11,089,108

Issued to shareholders electing to receive payments of distributions in Fund shares	540,715	1,209,516

Redemptions	(4,179,301)	(14,758,398)

Converted from Class C shares	323,533	1,708,340

Net decrease	(102,292)	(751,434)

Class C	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

Sales	704,214	1,853,527

Issued to shareholders electing to receive payments of distributions in Fund shares	113,335	317,612

Redemptions	(1,347,608)	(5,122,910)

Converted to Class A shares	(349,851)	(1,847,173)

Net decrease	(879,910)	(4,798,944)

Class I	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

Sales	24,654,297	63,578,798

Issued to shareholders electing to receive payments of distributions in Fund shares	1,600,983	3,101,533

Redemptions	(15,826,816)	(53,992,591)

Net increase	10,428,464	12,687,740

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2021.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2021 is included in the Portfolio of Investments. At July 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

27

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Futures Contracts	$—	$(1,233,000)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures Contracts	$2,350,590	$(2,149,861)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the six months ended July 31, 2021, which is indicative of the volume of this derivative type, was approximately $41,398,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$45,303,758	$—	$45,303,758

Tax-Exempt Municipal Obligations	—	1,540,128,153	—	1,540,128,153

Taxable Municipal Obligations	—	84,586,789	—	84,586,789

Total Investments	$—	$1,670,018,700	$—	$1,670,018,700

Liability Description

Futures Contracts	$(1,233,000)	$—	$—	$(1,233,000)

Total	$(1,233,000)	$—	$—	$(1,233,000)

28

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

29

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance High Yield Municipal Income Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:

Number of Shares(1)
For	Against	Abstain(2)	Broker Non-Votes(2)

84,319,526.162	921,167.804	3,070,441.827	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

30

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

31

Eaton Vance

High Yield Municipal Income Fund

July 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

32

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

33

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

34

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7706    7.31.21

Parametric

TABS Municipal Bond Funds

Semiannual Report

July 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Funds, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2021

Parametric

TABS Municipal Bond Funds

Parametric

TABS Short-Term Municipal Bond Fund

July 31, 2021

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Devin J. Cooch, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	03/27/2009	12/31/1998	0.19%	0.91%	1.91%	1.95%
Class A with 2.25% Maximum Sales Charge	—	—	–2.07	–1.33	1.44	1.72
Class C at NAV	03/27/2009	12/31/1998	–0.19	0.19	1.17	1.19
Class C with 1% Maximum Sales Charge	—	—	–1.18	–0.79	1.17	1.19
Class I at NAV	03/27/2009	12/31/1998	0.31	1.16	2.17	2.19

Bloomberg Municipal Managed Money 1–7 Year Bond Index	—	—	0.19%	0.75%	2.01%	2.18%
Bloomberg 5 Year Municipal Bond Index	—	—	0.49	1.72	2.43	2.68

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A After Taxes on Distributions		03/27/2009	12/31/1998	–1.94%	1.27%	1.55%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–0.34	1.31	1.54
Class C After Taxes on Distributions		03/27/2009	12/31/1998	–1.39	1.01	1.03
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–0.21	0.97	0.99
Class I After Taxes on Distributions		03/27/2009	12/31/1998	0.54	1.99	2.02
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	1.24	1.94	1.97

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.82%	1.57%	0.57%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				0.55%	0.00%	0.79%
SEC 30-day Yield				–0.20	–0.94	0.04

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

TABS Intermediate-Term Municipal Bond Fund

July 31, 2021

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	02/01/2010	02/01/2010	0.46%	1.77%	2.54%	3.70%
Class A with 4.75% Maximum Sales Charge	—	—	–4.30	–3.04	1.55	3.19
Class C at NAV	02/01/2010	02/01/2010	0.08	1.01	1.77	2.92
Class C with 1% Maximum Sales Charge	—	—	–0.92	0.01	1.77	2.92
Class I at NAV	02/01/2010	02/01/2010	0.58	2.10	2.79	3.97

Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	—	—	0.61%	1.74%	3.04%	3.73%
Bloomberg 7 Year Municipal Bond Index	—	—	0.56	2.21	2.97	3.56

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A After Taxes on Distributions		02/01/2010	02/01/2010	–3.23%	1.48%	3.08%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–1.16	1.54	2.85
Class C After Taxes on Distributions		02/01/2010	02/01/2010	–0.19	1.71	2.82
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	0.37	1.59	2.50
Class I After Taxes on Distributions		02/01/2010	02/01/2010	1.89	2.72	3.86
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	2.01	2.60	3.55

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				0.99%	1.74%	0.74%
Net				0.90	1.65	0.65

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				0.97%	0.22%	1.22%
SEC 30-day Yield - Subsidized				–0.09	–0.83	0.16

SEC 30-day Yield - Unsubsidized				–0.18	–0.93	0.05

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric

TABS Municipal Bond Funds

July 31, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Municipal Managed Money 1–7 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–7 year maturity component of the Bloomberg Municipal Managed Money Bond Index. Bloomberg 5 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 4-6 years. Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–17 year maturity component of the Bloomberg Municipal Managed Money Bond Index. Bloomberg 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest individual federal income tax rates in effect at the time of the distributions and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Effective February 17, 2015, the Fund changed its name and investment strategy to invest (under normal market conditions) at least 80% of its net assets in a diversified portfolio of municipal obligations, the interest on which is exempt from regular federal income tax. Performance prior to February 17, 2015 reflects the Fund’s performance under its former investment strategy to invest at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax, municipal obligations that are not exempt from regular federal income tax, direct obligations of the U.S. Treasury and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises.

[3]

Source: Fund prospectus. Net expense ratios for Parametric TABS Intermediate-Term Municipal Bond Fund reflect a contractual expense reimbursement that continues through 5/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable- equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profiles subject to change due to active management.

Important Notice to Shareholders

Effective August 24, 2021, the Bloomberg Barclays fixed income indices were be rebranded as Bloomberg indices.

4

Parametric

TABS Municipal Bond Funds

July 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 – July 31, 2021).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Parametric TABS Short-Term Municipal Bond Fund

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,001.90	$3.97	0.80%
Class C	$1,000.00	$998.10	$7.68	1.55%
Class I	$1,000.00	$1,003.10	$2.73	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.01	0.80%
Class C	$1,000.00	$1,017.10	$7.75	1.55%
Class I	$1,000.00	$1,022.10	$2.76	0.55%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021.

5

Parametric

TABS Municipal Bond Funds

July 31, 2021

Fund Expenses — continued

Parametric TABS Intermediate-Term Municipal Bond Fund

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,004.60	$4.47	**	0.90%
Class C	$1,000.00	$1,000.80	$8.19	**	1.65%
Class I	$1,000.00	$1,005.80	$3.23	**	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.51	**	0.90%
Class C	$1,000.00	$1,016.60	$8.25	**	1.65%
Class I	$1,000.00	$1,021.60	$3.26	**	0.65%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Parametric

TABS Short-Term Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 81.1%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.8%

Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/25	$2,550	$3,013,029

		$3,013,029

Education — 8.1%

California State University, 5.00%, 11/1/24	$2,500	$2,890,225

Connecticut Health and Educational Facilities Authority, (Sacred Heart University):

5.00%, 7/1/25	170	198,793

5.00%, 7/1/26	15	18,094

Madison Metropolitan School District, WI, Tax and Revenue Anticipation Notes, 2.00%, 9/2/21	5,100	5,108,262

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/22	3,495	3,653,079

Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	225	247,889

University of Michigan, 4.00% to 4/1/24 (Put Date), 4/1/49	3,000	3,257,820

University of New Mexico, (SPA: U.S. Bank, N.A.), 0.02%, 6/1/30(1)	7,315	7,315,000

University of Texas:

5.00%, 8/15/24	1,000	1,145,350

Prerefunded to 8/15/22, 5.00%, 8/15/29	2,000	2,102,040

Virginia College Building Authority, (University of Richmond), (SPA: U.S. Bank, N.A.), 0.02%, 8/1/34(1)	4,050	4,050,000

		$29,986,552

Electric Utilities — 0.4%

American Municipal Power, Inc., OH, (AMP Fremont Energy Center), Prerefunded to 2/15/22, 5.25%, 2/15/27	$115	$118,163

Denton, TX, Utility System Revenue, 5.00%, 12/1/26	1,000	1,233,710

		$1,351,873

Escrowed / Prerefunded — 5.5%

Illinois Development Finance Authority, (Regency Park):

Escrowed to Maturity, 0.00%, 7/15/23	$5,000	$4,970,850

Escrowed to Maturity, 0.00%, 7/15/25	5,750	5,639,887

Maryland, Escrowed to Maturity, 5.00%, 3/1/22	50	51,437

Mississippi, (Capital Improvements Projects), Prerefunded to 10/1/21, 5.00%, 10/1/36	400	403,200

New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 5.00%, 2/15/25	120	140,038

Orange County School Board, FL, Prerefunded to 8/1/22, 5.00%, 8/1/26	5,000	5,245,500

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Sales Tax Asset Receivable Corp., NY, Prerefunded to 10/15/24, 5.00%, 10/15/27	$1,500	$1,732,140

Utah Transit Authority, Sales Tax Revenue, Prerefunded to 6/15/22, 5.00%, 6/15/25	1,220	1,272,314

Virginia College Building Authority, (21st Century College and Equipment Programs), Prerefunded to 2/1/22, 4.00%, 2/1/25	1,000	1,019,570

		$20,474,936

General Obligations — 27.1%

Alexandria, VA, 5.00%, 7/1/27	$200	$253,060

Arlington Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,260	1,293,440

Bryan Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/33	2,270	2,801,543

California, 1.60%, 12/1/29	2,030	2,087,287

Carlsbad Municipal School District, NM:

2.00%, 8/1/32	1,650	1,712,370

2.00%, 8/1/34	1,650	1,699,236

Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	154,619

Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	150	147,999

Columbus, OH, 5.00%, 4/1/22	1,050	1,084,471

Connecticut:

3.00%, 1/15/32	1,000	1,149,780

3.00%, 6/1/32	2,250	2,596,207

3.00%, 6/1/33	2,375	2,720,800

3.00%, 6/1/35	750	852,015

3.00%, 1/15/36	3,020	3,404,929

4.00%, 6/1/34	1,000	1,253,460

Coppell Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/25	10	9,791

Crandall Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/26	195	188,532

Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,355	1,390,664

Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,973,570

Edina, MN, 5.00%, 2/1/30	125	157,994

El Dorado Union High School District, CA, 0.00%, 8/1/21	45	45,000

Florida Board of Education, 5.00%, 6/1/22	8,415	8,760,772

Gilbert, AZ, 4.00%, 7/1/23	10,000	10,744,100

Henrico County, VA, 5.00%, 8/1/27	200	253,404

Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	525	523,241

7	See Notes to Financial Statements.

Parametric

TABS Short-Term Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Lake Washington School District No. 414, WA, 4.00%, 12/1/21	$1,420	$1,438,446

Leander Independent School District, TX, (PSF Guaranteed):

0.00%, 8/15/22	700	699,069

2.50% to 8/15/21, 8/15/40(2)	300	300,000

Little Elm Independent School District, TX, (PSF Guaranteed), 0.68% to 8/15/25 (Put Date), 8/15/48	2,000	2,000,380

Massachusetts:

5.00%, 12/1/24	5,000	5,798,900

5.00%, 7/1/26	50	61,262

Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	33,125

Mercer County, NJ, 2.00%, 2/15/32	3,455	3,571,814

Miami-Dade County, FL, 5.00%, 7/1/26	1,000	1,226,870

Midland, TX, 5.00%, 3/1/29	2,165	2,821,406

Montgomery, AL, 3.00%, 2/1/22	1,685	1,709,197

Mountain View Whisman School District, CA, (Election of 2020):

4.00%, 9/1/32	10	12,582

4.00%, 9/1/33	130	162,496

Mountain View-Los Altos Union High School District, CA:

0.00%, 8/1/23	945	942,307

0.00%, 8/1/24	900	892,008

New York, NY, 5.00%, 8/1/26	1,000	1,227,970

Ohio, 5.00%, 12/15/23	1,000	1,116,030

Oregon:

1.90%, 6/1/30	950	997,823

1.95%, 12/1/30	180	189,212

Paradise Valley Unified School District No. 69, AZ, 5.00%, 7/1/22	2,080	2,174,266

Ridgefield, CT, 5.00%, 7/15/22	2,425	2,539,096

River Vale Township Board of Education, NJ:

2.00%, 6/15/32(3)	1,280	1,310,822

2.00%, 6/15/33(3)	1,300	1,322,542

Rose Tree Media School District, PA, 5.00%, 4/1/27	1,000	1,214,740

Springfield School District No. 19, OR, 5.00%, 6/15/30	855	1,004,796

St. Helens School District No. 502, OR:

0.00%, 6/15/38	1,000	689,630

5.00%, (0.00% until 6/15/22), 6/15/30	880	1,133,246

Sugar Land, TX, 5.00%, 2/15/23	1,105	1,188,549

Texas Public Finance Authority, 5.00%, 10/1/22	100	105,745

Utah, 5.00%, 7/1/22	3,915	4,092,428

Wake County, NC, 5.00%, 4/1/22	1,000	1,032,830

Wauwatosa School District, WI, 5.00%, 9/1/22	105	110,601

West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	357,537

Williamson County, TN, 5.00%, 4/1/25	3,475	4,082,360

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Wylie Independent School District, TX, (PSF Guaranteed), 2.25% to 8/15/23, 8/15/41(2)	$4,525	$4,613,509

		$100,431,878

Hospital — 13.4%

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.):

4.00%, 4/1/33	$90	$109,670

4.00%, 4/1/36	555	670,540

4.00%, 4/1/39	450	539,649

4.00%, 4/1/41	500	597,025

5.00%, 4/1/25	1,100	1,284,789

5.00%, 4/1/40	400	516,696

Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/25	650	767,682

Missouri Health and Educational Facilities Authority, (BJC Health System), (Liq: BJC Health System), 0.03%, 5/15/38(1)	8,000	8,000,000

Missouri Health and Educational Facilities Authority, (Mercy Health):

5.00%, 6/1/26	2,500	3,036,075

5.00%, 6/1/27	3,500	4,378,780

New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: TD Bank, N.A.), 0.03%, 7/1/43(1)	5,000	5,000,000

New York Dormitory Authority, (Maimonides Medical Center):

3.00%, 8/1/38	610	676,941

3.00%, 8/1/40	170	187,859

4.00%, 8/1/31	350	414,495

5.00%, 2/1/27	180	225,603

Ohio, (Cleveland Clinic Health System):

5.00%, 1/1/26(3)	2,000	2,377,540

5.00%, 1/1/27(3)	4,000	4,905,760

Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 3/15/34	1,270	1,462,164

University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 0.02%, 11/15/39(1)	7,725	7,725,000

Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	6,000	6,703,440

		$49,579,708

Housing — 3.2%

Connecticut Housing Finance Authority, 1.85%, 11/15/31	$390	$400,191

New York Dormitory Authority, (State University Dormitory Facilities), Prerefunded to 7/1/22, 5.00%, 7/1/26	135	141,098

New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	3,025	3,122,677

8	See Notes to Financial Statements.

Parametric

TABS Short-Term Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

New York Housing Finance Agency, Sustainability Bonds, 1.10%, 5/1/26	$685	$689,096

North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 0.03%, 1/1/46(1)	7,600	7,600,000

		$11,953,062

Insured – Water and Sewer — 0.1%

Harris County Municipal Utility District No. 374, TX, (BAM), 3.00%, 9/1/26	$310	$338,911

		$338,911

Lease Revenue / Certificates of Participation — 8.4%

Arizona, Certificates of Participation, 5.00%, 10/1/24	$2,000	$2,301,340

Colorado, (Rural Colorado), 5.00%, 12/15/25	6,000	7,205,220

Malibu, CA:

5.00%, 11/1/38	275	275,968

5.00%, 11/1/43	225	225,767

5.00%, 11/1/48	375	376,275

Palm Beach County School Board, FL, 5.00%, 8/1/31	5,000	5,880,200

Pasadena Area Community College District, CA, Certificates of Participation, 4.00%, 8/1/51	13,780	14,634,774

Volusia County School Board, FL, 5.00%, 8/1/21	325	325,000

		$31,224,544

Other Revenue — 2.4%

California Public Works Board, 5.00%, 9/1/39	$4,850	$5,498,784

Johnson County Public Building Commission, KS, (Courthouse and Medical Examiner’s Facility), 5.00%, 9/1/25	3,025	3,609,188

		$9,107,972

Special Tax Revenue — 6.0%

District of Columbia, Income Tax Revenue, 5.00%, 10/1/22	$1,500	$1,586,355

New York City Transitional Finance Authority, NY, Future Tax Revenue:

5.00%, 11/1/23	1,000	1,110,260

(SPA: JPMorgan Chase Bank, N.A.), 0.03%, 8/1/42(4)	3,000	3,000,000

New York Dormitory Authority, Personal Income Tax Revenue:

5.00%, 2/15/24	1,500	1,685,895

5.00%, 2/15/25	50	58,468

5.00%, 3/15/32	2,790	3,790,522

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	5,770	6,864,915

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/22	2,750	2,834,040

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

North Houston Development Corp., TX, Tax Increment Contract Revenue, 5.00%, 9/1/25	$1,180	$1,366,169

		$22,296,624

Transportation — 1.6%

New York Bridge Authority:

5.00%, 1/1/26(3)	$1,400	$1,663,466

5.00%, 1/1/28(3)	1,600	2,006,304

Wisconsin, Transportation Revenue, 5.00%, 7/1/24	2,000	2,280,920

		$5,950,690

Water and Sewer — 4.1%

East Bay Municipal Utility District, CA, Water System Revenue, (SPA: U.S. Bank, N.A.), 0.02%, 6/1/38(1)	$10,205	$10,205,000

Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25	500	580,060

North Texas Municipal Water District, 5.00%, 9/1/24	1,120	1,257,637

Raleigh, NC, Combined Enterprise System Revenue, 5.00%, 3/1/26	360	436,831

San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 2.125% to 10/1/23 (Put Date), 10/1/48	2,500	2,579,425

		$15,058,953

Total Tax-Exempt Municipal Obligations — 81.1% (identified cost $291,095,190)		$300,768,732

Taxable Municipal Obligations — 0.6%
Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.6%

Louisiana, Unclaimed Property Special Revenue:

1.979%, 9/1/32	$1,000	$991,060

2.179%, 9/1/34	1,000	993,140

		$1,984,200

Water and Sewer — 0.0%(5)

Decatur, AL, Water and Sewer Revenue, 0.95%, 8/15/26	$120	$119,362

		$119,362

Total Taxable Municipal Obligations — 0.6% (identified cost $2,120,000)		$2,103,562

9	See Notes to Financial Statements.

Parametric

TABS Short-Term Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 16.1%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Notes:

0.375%, 12/31/25	$24,565	$24,310,714

1.125%, 2/15/31	30,744	30,482,196

1.25%, 5/31/28	4,000	4,071,875

1.625%, 5/15/31	976	1,011,913

Total U.S. Treasury Obligations — 16.1% (identified cost $58,595,673)		$59,876,698

Total Investments — 97.8% (identified cost $351,810,863)		$362,748,992

Other Assets, Less Liabilities — 2.2%		$8,052,334

Net Assets — 100.0%		$370,801,326

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	11.1%

Others, representing less than 10% individually	70.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2021, 0.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2021.

(2)	Multi-step coupon security. Interest rate represents the rate in effect at July 31, 2021.

(3)	When-issued security.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2021.

(5)	Amount is less than 0.05%.

Abbreviations:

BAM	–	Build America Mutual Assurance Co.

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

PSF	–	Permanent School Fund

SPA	–	Standby Bond Purchase Agreement

10	See Notes to Financial Statements.

Parametric

TABS Intermediate-Term Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 77.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.2%

Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,311,346

		$1,311,346

Education — 1.8%

Connecticut Health and Educational Facilities Authority, (Westminster School), 4.00%, 7/1/38	$2,050	$2,328,554

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/40	600	701,346

Nevada System of Higher Education, 5.00%, 7/1/23	500	545,135

New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	590	651,460

New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/32	1,530	2,014,214

South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,412,292

University of Hawaii, 3.00%, 10/1/31	2,435	2,800,932

Virginia Commonwealth University, 4.00%, 11/1/32	1,285	1,548,489

Zionsville Community Schools Building Corp., IN, 5.00%, 7/15/25	350	397,667

		$12,400,089

Electric Utilities — 3.3%

Florida Municipal Power Agency:

3.00%, 10/1/32	$1,750	$1,951,635

3.00%, 10/1/33	1,100	1,221,682

Garland, TX, Electric Utility System Revenue:

4.00%, 3/1/32	1,015	1,225,328

4.00%, 3/1/33	1,055	1,273,396

4.00%, 3/1/34	375	452,186

New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/33	1,070	1,275,012

North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,584,421

Omaha Public Power District, NE, Prerefunded to 2/1/22, 5.00%, 2/1/29	810	829,853

Seattle, WA, Municipal Light and Power Revenue, 0.27%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)(2)	2,000	2,000,920

Springfield Electric System Revenue, IL:

5.00%, 3/1/27	3,000	3,485,400

5.00%, 3/1/28	3,475	4,029,193

5.00%, 3/1/29	3,325	3,847,557

		$23,176,583

Escrowed / Prerefunded — 1.8%

Louisiana Transportation Authority:

Prerefunded to 8/15/23, 5.00%, 8/15/30	$1,885	$2,070,936

Prerefunded to 8/15/23, 5.00%, 8/15/31	1,230	1,351,327

Prerefunded to 8/15/23, 5.00%, 8/15/32	1,090	1,197,518

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Massachusetts School Building Authority, Dedicated Sales Tax Revenue, Prerefunded to 5/15/23, 5.00%, 5/15/33	$2,000	$2,175,300

South Dakota Building Authority:

Prerefunded to 6/1/24, 5.00%, 6/1/26	1,000	1,137,410

Prerefunded to 6/1/24, 5.00%, 6/1/32	1,500	1,706,115

Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	3,030,635

		$12,669,241

General Obligations — 29.5%

Adams 12 Five Star Schools, CO:

5.00%, 12/15/28	$5,000	$6,181,650

5.00%, 12/15/30	5,000	6,154,800

Anchorage, AK, 5.00%, 9/1/28	1,835	2,158,272

Batavia, IL, 4.00%, 11/1/24	755	791,112

Brookline, MA, 5.00%, 3/15/30	2,270	2,982,621

California:

0.45%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(2)	23,160	23,220,448

4.00%, 8/1/36	2,025	2,345,395

Cape May County, NJ:

3.00%, 10/1/29	1,095	1,229,937

3.00%, 10/1/30	2,150	2,403,571

Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	1,035	708,168

Cleveland Municipal School District, OH, 5.00%, 12/1/32	4,900	5,312,825

Connecticut, 3.00%, 1/15/32	2,900	3,334,362

Crystal Lake, IL, 4.00%, 12/15/23	455	478,883

Dallas County, TX, 5.00%, 8/15/29	5,200	6,372,860

Decatur, IL, 5.00%, 3/1/23	1,030	1,098,917

Denton County, TX, 4.00%, 7/15/30	1,000	1,205,650

El Monte Union High School District, CA, (Election of 2018):

4.00%, 6/1/33(1)	250	292,545

4.00%, 6/1/34(1)	300	350,454

4.00%, 6/1/36(1)	300	349,275

4.00%, 6/1/38(1)	350	406,252

4.00%, 6/1/39(1)	465	538,842

4.00%, 6/1/40(1)	700	810,516

Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	3,260	4,135,929

Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	960,790

Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	4,121,040

Greensboro, NC, 5.00%, 2/1/28	1,790	2,200,268

Hawaii County, HI, 5.00%, 9/1/24	1,000	1,147,330

Homewood, AL, 5.00%, 9/1/32	370	451,185

Kennewick School District No. 17, WA, 4.00%, 12/1/32	1,095	1,373,973

La Grange Park District, IL, 5.00%, 12/1/22	440	467,975

11	See Notes to Financial Statements.

Parametric

TABS Intermediate-Term Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Lago Vista Independent School District, TX, (PSF Guaranteed):

3.00%, 8/15/34	$1,195	$1,365,550

3.00%, 8/15/35	1,230	1,401,954

3.00%, 8/15/36	2,025	2,303,620

3.00%, 8/15/37	1,610	1,825,998

Lakeland, FL, 5.00%, 10/1/31	1,860	2,168,016

Long Beach Unified School District, CA, (Election of 2008):

0.00%, 8/1/31	1,675	1,252,632

0.00%, 8/1/32	1,500	1,072,605

Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	5,000	5,835,750

Los Angeles Unified School District, CA:

4.00%, 7/1/33	1,000	1,249,170

4.00%, 7/1/38	6,550	8,006,982

Macomb County, MI, 4.00%, 5/1/24	1,000	1,102,520

Madison County, TN, 5.00%, 5/1/23	1,115	1,208,994

Morris Township, NJ, 3.00%, 11/1/29	85	94,114

Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	2,074,942

Neshaminy School District, PA, 4.00%, 11/1/26	660	716,067

New Hampshire, 4.00%, 12/1/32	2,085	2,533,046

New Jersey:

4.00%, 6/1/31	8,450	10,671,674

5.00%, 6/1/26	3,500	4,257,995

5.00%, 6/1/27	3,000	3,761,070

Ocean City, NJ, 2.00%, 10/15/29	2,530	2,696,272

Pennsylvania, Prerefunded to 6/1/22, 4.00%, 6/1/30	1,400	1,445,752

Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	4,045	4,584,158

Rio Grande City Grulla Independent School District, TX, (PSF Guaranteed):

4.00%, 8/15/32(1)	1,160	1,484,626

4.00%, 8/15/33(1)	1,175	1,495,646

4.00%, 8/15/34(1)	1,345	1,704,518

Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,770,557

San Angelo, TX, 3.00%, 2/15/30	3,790	4,400,721

San Diego Community College District, CA, 4.00%, 8/1/32	5,000	5,813,350

San Dieguito Union High School District, CA, (Election of 2012), 4.00%, 8/1/42	8,075	9,477,224

San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,533,438

San Juan Unified School District, CA, (Election of 2012), 4.00%, 8/1/31	3,250	3,776,987

South Suburban Park and Recreation District, CO, 5.00%, 12/15/29	1,120	1,491,930

Southfield, MI:

4.00%, 5/1/27	1,015	1,211,534

4.00%, 5/1/28	1,160	1,402,057

St. Mary’s County, MD, 5.00%, 5/1/27	1,290	1,619,221

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Texas, 4.00%, 8/26/21	$10,000	$10,026,500

Township High School District No. 204, IL, 4.25%, 12/15/22	1,230	1,300,516

Vermont, 4.00%, 8/15/32	3,565	4,597,923

Washington, 4.00%, 7/1/33	3,000	3,820,620

Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	700	831,376

Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,129,860

		$204,103,330

Hospital — 3.8%

California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/33	$1,000	$1,236,630

Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,560	3,018,624

Illinois Finance Authority, (Northwestern Memorial HealthCare), 4.00%, 8/15/42	1,000	1,035,320

Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,287,085

Massachusetts Development Finance Agency, (Berkshire Health Systems):

5.00%, 10/1/29(1)	500	659,880

5.00%, 10/1/30(1)	800	1,076,040

5.00%, 10/1/31(1)	150	205,265

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	872,696

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	241,716

Montgomery County, OH, (Kettering Health Network Obligated Group):

3.00%, 8/1/34	300	332,175

5.00%, 8/1/31	500	677,960

New York City Health and Hospitals Corp., NY, 5.00%, 2/15/27	2,675	3,321,788

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/34	1,360	1,643,982

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,243,363

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	584,334

St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	706,464

Tampa, FL, (H. Lee Moffitt Cancer Center):

4.00%, 7/1/38	250	297,972

4.00%, 7/1/39	400	475,608

University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/33	1,540	1,981,965

Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,048,200

		$25,947,067

12	See Notes to Financial Statements.

Parametric

TABS Intermediate-Term Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 1.4%

Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	$1,800	$1,815,858

New York Mortgage Agency:

2.05%, 4/1/28	1,000	1,055,290

2.15%, 4/1/29	1,390	1,470,717

2.25%, 4/1/30	1,000	1,050,320

2.35%, 4/1/31	1,835	1,930,126

2.40%, 10/1/31	1,130	1,190,297

Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	1,003,090

		$9,515,698

Industrial Development Revenue — 0.3%

Okeechobee County, FL, (Waste Management, Inc.), 0.55% to 7/1/24 (Put Date), 7/1/39	$2,250	$2,257,785

		$2,257,785

Insured – Electric Utilities — 0.5%

Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4):

(AGM), 4.00%, 1/1/38	$300	$355,077

(AGM), 4.00%, 1/1/38	300	355,077

(AGM), 4.00%, 1/1/39	305	360,165

(AGM), 4.00%, 1/1/39	345	407,697

(AGM), 4.00%, 1/1/40	400	471,140

(AGM), 4.00%, 1/1/40	315	371,294

(AGM), 4.00%, 1/1/41	500	587,530

(AGM), 4.00%, 1/1/41	485	570,316

		$3,478,296

Insured – General Obligations — 1.4%

Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,535	$2,263,849

San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	4,622,400

Yonkers, NY:

(BAM), 4.00%, 5/1/34	695	830,602

(BAM), 4.00%, 5/1/34	1,755	2,097,418

		$9,814,269

Insured – Transportation — 0.8%

Metropolitan Transportation Authority, NY, (AGM), 0.834%, (67% of SOFR + 0.80%), 4/1/26 (Put Date), 11/1/32(2)	$5,500	$5,604,445

		$5,604,445

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 0.4%

Pittsburgh Water and Sewer Authority, PA, (AGM), 0.67%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(2)	$3,000	$3,026,760

		$3,026,760

Lease Revenue / Certificates of Participation — 2.6%

Aspen Fire Protection District, CO:

4.00%, 12/1/24	$130	$145,127

4.00%, 12/1/27	235	279,786

4.00%, 12/1/28	225	271,508

Greater Texas Cultural Education Facilities Finance Corp., (Epicenter Multipurpose Facilities):

5.00%, 3/1/30	475	625,456

5.00%, 3/1/31	500	671,620

5.00%, 3/1/32	750	1,002,735

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	1,410	1,675,996

Orange County School Board, FL, 5.00%, 8/1/26	4,300	5,261,136

Palo Alto, CA, (California Avenue Parking Garage):

5.00%, 11/1/36	1,295	1,647,279

5.00%, 11/1/37	260	329,945

5.00%, 11/1/38	420	531,980

5.00%, 11/1/39	425	537,247

Palo Alto, CA, Certificates of Participation, 3.00%, 11/1/33	3,385	3,917,833

Virginia Public Building Authority, 4.00%, 8/1/35	800	979,184

		$17,876,832

Other Revenue — 9.5%

Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/36	$1,000	$1,175,390

California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.37%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	2,500	2,500,525

Fort Myers, FL, Capital Improvement Revenue:

5.00%, 12/1/30	1,055	1,259,238

5.00%, 12/1/31	965	1,151,351

5.00%, 12/1/35	380	451,227

5.00%, 12/1/36	450	533,502

Kentucky Public Energy Authority, Gas Supply Revenue:

4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,624,150

4.00% to 2/1/28 (Put Date), 2/1/50	16,500	19,664,865

Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	5,000	5,757,350

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 12/1/33	2,425	3,124,588

13	See Notes to Financial Statements.

Parametric

TABS Intermediate-Term Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.59%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	$8,000	$8,031,920

Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	4,585	5,320,526

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	10,000	10,847,200

		$65,441,832

Senior Living / Life Care — 0.3%

Colorado Health Facilities Authority, (Covenant Living Communities and Services), 4.00%, 12/1/40	$500	$587,170

North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,191,370

		$1,778,540

Special Tax Revenue — 1.6%

Massachusetts Bay Transportation Authority, Sales Tax Revenue, 4.00%, 7/1/37	$4,580	$5,715,428

New York City Transitional Finance Authority, NY, Future Tax Revenue:

4.00%, 11/1/38	1,500	1,847,475

5.00%, 11/1/31	3,220	3,416,098

		$10,979,001

Transportation — 12.9%

Bay Area Toll Authority, CA, (San Francisco Bay Area), 0.47%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$2,000	$2,003,260

Central Texas Regional Mobility Authority:

4.00%, 1/1/34	900	1,087,173

5.00%, 1/1/30	1,080	1,435,892

5.00%, 1/1/34	1,250	1,673,700

Charlotte, NC, (Charlotte Douglas International Airport), 4.00%, 7/1/38	1,000	1,242,650

Chicago, IL, (O’Hare International Airport):

5.00%, 1/1/33	1,000	1,152,730

5.00%, 1/1/34	1,000	1,151,630

5.00%, 1/1/34	2,500	3,261,750

5.25%, 1/1/33	3,750	4,638,675

5.25%, 1/1/34	3,750	4,629,000

5.25%, 1/1/37	1,500	1,840,935

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	3,825	4,249,881

El Paso, TX, (El Paso International Airport):

5.00%, 8/15/22	655	688,150

5.00%, 8/15/33	955	1,261,221

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Florida Department of Transportation, 5.00%, 7/1/28	$2,455	$3,011,966

Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,179,450

Illinois Toll Highway Authority, 5.00%, 1/1/33	100	118,673

Massachusetts Department of Transportation, 5.00%, 1/1/31	1,965	2,522,471

Massachusetts, Transportation Fund Revenue, 4.00%, 6/1/33	7,205	9,178,377

Metropolitan Transportation Authority, NY:

4.00%, 11/15/43	6,500	7,721,545

5.00%, 11/15/29	5,965	7,027,844

5.00%, 11/15/29	1,390	1,683,304

5.00%, 11/15/29	1,530	1,852,845

0.364%, (67% of SOFR + 0.33%), 4/1/24 (Put Date), 11/1/35(2)	2,500	2,501,850

Series 2015F, 5.00%, 11/15/28	2,560	3,027,763

Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/25	3,480	4,136,258

Salt Lake City, UT, (Salt Lake City International Airport):

5.00%, 7/1/35	1,685	2,115,096

5.00%, 7/1/36	1,615	2,022,658

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), 5.00%, 5/1/34	2,950	4,001,380

Triborough Bridge and Tunnel Authority, NY, 0.414%, (67% of SOFR + 0.38%), 2/1/24 (Put Date), 1/1/32(2)	3,000	3,000,930

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	3,000	3,849,450

		$89,268,507

Water and Sewer — 5.7%

Cherokee County Water and Sewerage Authority, GA:

5.00%, 8/1/26	$1,650	$2,026,151

5.00%, 8/1/27	1,200	1,518,804

Collier County Water-Sewer District, FL, 4.00%, 7/1/39	5,350	6,664,067

East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	3,870	4,556,461

Garland, TX, Water and Sewer System Revenue, 4.00%, 3/1/31	1,370	1,664,057

Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,112,460

Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/30	600	760,194

New York City Municipal Water Finance Authority, NY, (Water and Sewer System):

4.00%, 6/15/36	6,000	7,234,920

Series EE, 5.00%, 6/15/35	1,155	1,257,541

Rancho California Water District Financing Authority:

4.00%, 8/1/37	2,275	2,814,311

4.00%, 8/1/38	4,500	5,537,925

14	See Notes to Financial Statements.

Parametric

TABS Intermediate-Term Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

San Diego Public Facilities Financing Authority, CA, Water Revenue:

4.00%, 8/1/38	$1,000	$1,232,980

4.00%, 8/1/39	1,000	1,229,010

Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,906,140

		$39,515,021

Total Tax-Exempt Municipal Obligations — 77.8% (identified cost $502,155,894)		$538,164,642

Taxable Municipal Obligations — 0.2%
Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.2%

Successor Agency to San Diego Redevelopment Agency, CA:

3.625%, 9/1/25	$500	$557,050

3.75%, 9/1/26	625	698,656

Total Taxable Municipal Obligations — 0.2% (identified cost $1,122,606)		$1,255,706

U.S. Treasury Obligations — 16.7%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Notes:

1.125%, 2/29/28	$60,000	$60,707,813

1.125%, 2/15/31	55,000	54,531,641

Total U.S. Treasury Obligations — 16.7% (identified cost $112,194,122)		$115,239,454

Total Investments — 94.7% (identified cost $615,472,622)		$654,659,802

Other Assets, Less Liabilities — 5.3%		$36,540,357

Net Assets — 100.0%		$691,200,159

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	16.7%

Others, representing less than 10% individually	61.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2021, 3.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 2.2% of total investments.

(1)	When-issued security.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

Liq	–	Liquidity Provider

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	–	Secured Overnight Financing Rate

15	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2021

Statements of Assets and Liabilities (Unaudited)

	July 31, 2021
Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Investments —

Identified cost	$351,810,863	$615,472,622

Unrealized appreciation	10,938,129	39,187,180

Investments, at value	$362,748,992	$654,659,802

Cash	$20,032,846	$43,194,762

Interest receivable	2,619,847	5,482,095

Receivable for investments sold	38,010,948	277,742

Receivable for Fund shares sold	227,663	823,194

Receivable from affiliates	—	100,003

Total assets	$423,640,296	$704,537,598

Liabilities

Payable for investments purchased	$37,034,813	$—

Payable for when-issued securities	13,560,026	11,487,836

Payable for Fund shares redeemed	1,901,673	906,176

Distributions payable	60,959	391,305

Payable to affiliates:

Investment adviser and administration fee	143,092	349,075

Distribution and service fees	32,510	22,671

Accrued expenses	105,897	180,376

Total liabilities	$52,838,970	$13,337,439

Net Assets	$370,801,326	$691,200,159

Sources of Net Assets

Paid-in capital	$357,247,693	$649,184,025

Distributable earnings	13,553,633	42,016,134

Net Assets	$370,801,326	$691,200,159

Class A Shares

Net Assets	$128,898,295	$67,302,450

Shares Outstanding	11,917,356	5,151,937

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.82	$13.06

Maximum Offering Price Per Share

(100 ÷ 97.75 and 95.25, respectively, of net asset value per share)	$11.07	$13.71

Class C Shares

Net Assets	$5,832,725	$9,739,111

Shares Outstanding	541,745	745,879

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.77	$13.06

Class I Shares

Net Assets	$236,070,306	$614,158,598

Shares Outstanding	21,818,233	46,967,089

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.82	$13.08
On sales of $100,000 or more ($50,000 or more for Intermediate-Term Municipal Bond Fund), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

16	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2021

Statements of Operations (Unaudited)

	Six Months Ended July 31, 2021
Investment Income	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Interest	$2,631,279	$6,431,480

Total investment income	$2,631,279	$6,431,480

Expenses

Investment adviser and administration fee	$836,056	$1,914,060

Distribution and service fees

Class A	163,730	81,997

Class C	32,434	51,395

Trustees’ fees and expenses	9,069	16,200

Custodian fee	46,828	77,097

Transfer and dividend disbursing agent fees	50,768	294,610

Legal and accounting services	26,068	28,045

Printing and postage	7,095	14,911

Registration fees	39,294	53,281

Miscellaneous	9,898	13,236

Total expenses	$1,221,240	$2,544,832

Deduct —

Allocation of expenses to affiliates	$—	$337,875

Total expense reductions	$—	$337,875

Net expenses	$1,221,240	$2,206,957

Net investment income	$1,410,039	$4,224,523

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$727,507	$55,660

Net realized gain	$727,507	$55,660

Change in unrealized appreciation (depreciation) —

Investments	$(1,265,628)	$(173,750)

Net change in unrealized appreciation (depreciation)	$(1,265,628)	$(173,750)

Net realized and unrealized loss	$(538,121)	$(118,090)

Net increase in net assets from operations	$871,918	$4,106,433

17	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2021

Statements of Changes in Net Assets

	Six Months Ended July 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

From operations —

Net investment income	$1,410,039	$4,224,523

Net realized gain	727,507	55,660

Net change in unrealized appreciation (depreciation)	(1,265,628)	(173,750)

Net increase in net assets from operations	$871,918	$4,106,433

Distributions to shareholders —

Class A	$(376,324)	$(352,061)

Class C	—	(16,606)

Class I	(962,983)	(3,716,326)

Total distributions to shareholders	$(1,339,307)	$(4,084,993)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$7,566,540	$6,862,303

Class C	399,895	730,205

Class I	46,584,662	149,647,597

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	320,375	178,340

Class C	—	7,342

Class I	683,744	1,594,759

Cost of shares redeemed

Class A	(15,556,898)	(7,431,394)

Class C	(875,560)	(1,868,884)

Class I	(64,332,050)	(74,405,901)

Net asset value of shares converted

Class A	1,141,267	330,751

Class C	(1,141,267)	(330,751)

Net increase (decrease) in net assets from Fund share transactions	$(25,209,292)	$75,314,367

Net increase (decrease) in net assets	$(25,676,681)	$75,335,807

Net Assets

At beginning of period	$396,478,007	$615,864,352

At end of period	$370,801,326	$691,200,159

18	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2021

Statements of Changes in Net Assets — continued

	Year Ended January 31, 2021
Increase (Decrease) in Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

From operations —

Net investment income	$2,843,920	$8,502,207

Net realized gain	10,214,030	6,573,299

Net change in unrealized appreciation (depreciation)	1,177,456	9,520,145

Net increase in net assets from operations	$14,235,406	$24,595,651

Distributions to shareholders —

Class A	$(3,541,498)	$(1,397,936)

Class C	(225,972)	(236,214)

Class I	(7,550,247)	(12,206,858)

Total distributions to shareholders	$(11,317,717)	$(13,841,008)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$37,249,781	$26,132,084

Class C	2,669,333	3,433,108

Class I	205,494,247	283,643,750

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	3,020,755	737,478

Class C	191,875	108,364

Class I	5,658,271	5,773,149

Cost of shares redeemed

Class A	(28,758,476)	(13,990,430)

Class C	(6,597,195)	(12,480,513)

Class I	(116,376,065)	(165,714,673)

Net asset value of shares converted

Class A	13,939,311	2,763,847

Class C	(13,939,311)	(2,763,847)

Net increase in net assets from Fund share transactions	$102,552,526	$127,642,317

Net increase in net assets	$105,470,215	$138,396,960

Net Assets

At beginning of year	$291,007,792	$477,467,392

At end of year	$396,478,007	$615,864,352

19	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2021

Financial Highlights

	Short-Term Municipal Bond Fund — Class A

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.830		$10.660	$10.350	$10.300	$10.370	$10.690

Income (Loss) From Operations

Net investment income	$0.033	(1)	$0.077 (1)	$0.160 (1)	$0.154 (1)	$0.149	$0.130

Net realized and unrealized gain (loss)	(0.012)		0.401	0.308	0.049	(0.074)	(0.254)

Total income (loss) from operations	$0.021		$0.478	$0.468	$0.203	$0.075	$(0.124)

Less Distributions

From net investment income	$(0.031)		$(0.078)	$(0.158)	$(0.153)	$(0.145)	$(0.128)

From net realized gain	—		(0.230)	—	—	—	(0.068)

Total distributions	$(0.031)		$(0.308)	$(0.158)	$(0.153)	$(0.145)	$(0.196)

Net asset value — End of period	$10.820		$10.830	$10.660	$10.350	$10.300	$10.370

Total Return(2)	0.19	%(3)	4.51%	4.56%	2.00%	0.71%	(1.18)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$128,898		$135,622	$109,210	$113,654	$149,651	$199,916

Ratios (as a percentage of average daily net assets):

Expenses	0.80	%(4)	0.82%	0.88%	0.91%	0.90%	0.90%

Net investment income	0.61	%(4)	0.71%	1.52%	1.50%	1.39%	1.21%

Portfolio Turnover	77	%(3)	176%	51%	67%	54%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

20	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2021

Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class C

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.790		$10.640	$10.320	$10.270	$10.340	$10.660

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.007)		$0.005	$0.082	$0.077	$0.067	$0.049

Net realized and unrealized gain (loss)	(0.013)		0.387	0.317	0.049	(0.071)	(0.253)

Total income (loss) from operations	$(0.020)		$0.392	$0.399	$0.126	$(0.004)	$(0.204)

Less Distributions

From net investment income	$—		$(0.012)	$(0.079)	$(0.076)	$(0.066)	$(0.048)

From net realized gain	—		(0.230)	—	—	—	(0.068)

Total distributions	$—		$(0.242)	$(0.079)	$(0.076)	$(0.066)	$(0.116)

Net asset value — End of period	$10.770		$10.790	$10.640	$10.320	$10.270	$10.340

Total Return(2)	(0.19	)%(3)	3.70%	3.88%	1.24%	(0.04)%	(1.92)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,833		$7,473	$24,622	$35,832	$52,079	$69,622

Ratios (as a percentage of average daily net assets):

Expenses	1.55	%(4)	1.57%	1.63%	1.66%	1.65%	1.65%

Net investment income (loss)	(0.14	)%(4)	0.05%	0.78%	0.75%	0.64%	0.46%

Portfolio Turnover	77	%(3)	176%	51%	67%	54%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

21	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2021

Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class I

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.830		$10.660	$10.350	$10.300	$10.370	$10.690

Income (Loss) From Operations

Net investment income	$0.047		$0.105	$0.186	$0.181	$0.172	$0.156

Net realized and unrealized gain (loss)	(0.013)		0.400	0.308	0.048	(0.071)	(0.253)

Total income (loss) from operations	$0.034		$0.505	$0.494	$0.229	$0.101	$(0.097)

Less Distributions

From net investment income	$(0.044)		$(0.105)	$(0.184)	$(0.179)	$(0.171)	$(0.155)

From net realized gain	—		(0.230)	—	—	—	(0.068)

Total distributions	$(0.044)		$(0.335)	$(0.184)	$(0.179)	$(0.171)	$(0.223)

Net asset value — End of period	$10.820		$10.830	$10.660	$10.350	$10.300	$10.370

Total Return(1)	0.31	%(2)	4.77%	4.82%	2.25%	0.96%	(0.93)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$236,070		$253,382	$157,176	$164,679	$179,156	$204,247

Ratios (as a percentage of average daily net assets):

Expenses	0.55	%(3)	0.57%	0.63%	0.66%	0.65%	0.65%

Net investment income	0.86	%(3)	0.92%	1.77%	1.75%	1.64%	1.46%

Portfolio Turnover	77	%(2)	176%	51%	67%	54%	63%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)	Not annualized.

(3)	Annualized.

22	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2021

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class A

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$13.070		$12.810	$12.210	$12.160	$12.070	$12.430

Income (Loss) From Operations

Net investment income	$0.071		$0.184	$0.228	$0.235	$0.227	$0.197

Net realized and unrealized gain (loss)	(0.012)		0.385	0.637	0.050	0.090	(0.353)

Total income (loss) from operations	$0.059		$0.569	$0.865	$0.285	$0.317	$(0.156)

Less Distributions

From net investment income	$(0.069)		$(0.184)	$(0.228)	$(0.235)	$(0.227)	$(0.196)

From net realized gain	—		(0.125)	(0.037)	—	—	(0.008)

Total distributions	$(0.069)		$(0.309)	$(0.265)	$(0.235)	$(0.227)	$(0.204)

Net asset value — End of period	$13.060		$13.070	$12.810	$12.210	$12.160	$12.070

Total Return(1)(2)	0.46	%(3)	4.49%	7.15%	2.38%	2.62%	(1.29)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$67,302		$67,422	$50,697	$42,715	$48,494	$57,262

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.90	%(4)	0.90%	0.90%	0.90%	0.90%	0.90%

Net investment income	1.12	%(4)	1.41%	1.81%	1.95%	1.85%	1.57%

Portfolio Turnover	41	%(3)	104%	74%	86%	62%	68%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.11%, 0.09%, 0.08%, 0.08%, 0.07% and 0.07% of average daily net assets for the six months ended July 31, 2021 and the years ended January 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

23	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2021

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class C

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$13.070		$12.810	$12.210	$12.160	$12.060	$12.430

Income (Loss) From Operations

Net investment income	$0.021		$0.092 (1)	$0.133	$0.143	$0.134	$0.101

Net realized and unrealized gain (loss)	(0.010)		0.379	0.638	0.051	0.101	(0.361)

Total income (loss) from operations	$0.011		$0.471	$0.771	$0.194	$0.235	$(0.260)

Less Distributions

From net investment income	$(0.021)		$(0.086)	$(0.134)	$(0.144)	$(0.135)	$(0.102)

From net realized gain	—		(0.125)	(0.037)	—	—	(0.008)

Total distributions	$(0.021)		$(0.211)	$(0.171)	$(0.144)	$(0.135)	$(0.110)

Net asset value — End of period	$13.060		$13.070	$12.810	$12.210	$12.160	$12.060

Total Return(2)(3)	0.08	%(4)	3.70%	6.35%	1.61%	1.94%	(2.11)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,739		$11,226	$22,557	$24,456	$29,221	$34,920

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.65	%(5)	1.65%	1.65%	1.65%	1.65%	1.65%

Net investment income	0.37	%(5)	0.72%	1.08%	1.20%	1.10%	0.82%

Portfolio Turnover	41	%(4)	104%	74%	86%	62%	68%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.11%, 0.09%, 0.08%, 0.08%, 0.07% and 0.07% of average daily net assets for the six months ended July 31, 2021 and the years ended January 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

24	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2021

Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class I

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$13.090		$12.820	$12.220	$12.180	$12.080	$12.440

Income (Loss) From Operations

Net investment income	$0.088		$0.216	$0.260	$0.265	$0.258	$0.227

Net realized and unrealized gain (loss)	(0.013)		0.395	0.636	0.040	0.100	(0.352)

Total income (loss) from operations	$0.075		$0.611	$0.896	$0.305	$0.358	$(0.125)

Less Distributions

From net investment income	$(0.085)		$(0.216)	$(0.259)	$(0.265)	$(0.258)	$(0.227)

From net realized gain	—		(0.125)	(0.037)	—	—	(0.008)

Total distributions	$(0.085)		$(0.341)	$(0.296)	$(0.265)	$(0.258)	$(0.235)

Net asset value — End of period	$13.080		$13.090	$12.820	$12.220	$12.180	$12.080

Total Return(1)(2)	0.58	%(3)	4.82%	7.41%	2.63%	2.87%	(1.04)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$614,159		$537,216	$404,214	$396,647	$413,436	$434,942

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.65	%(4)	0.65%	0.65%	0.65%	0.65%	0.65%

Net investment income	1.36	%(4)	1.66%	2.07%	2.19%	2.10%	1.82%

Portfolio Turnover	41	%(3)	104%	74%	86%	62%	68%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)

The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.11%, 0.09%, 0.08%, 0.08%, 0.07% and 0.07% of average daily net assets for the six months ended July 31, 2021 and the years ended January 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

25	See Notes to Financial Statements.

Parametric

TABS Municipal Bond Funds

July 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Parametric TABS Short-Term Municipal Bond Fund (Short-Term Municipal Bond Fund) and Parametric TABS Intermediate-Term Municipal Bond Fund (Intermediate-Term Municipal Bond Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2021, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

26

Parametric

TABS Municipal Bond Funds

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Securities purchased on a delayed delivery or when-issued basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2021, as determined on a federal income tax basis, were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Aggregate cost	$351,665,869	$615,301,607

Gross unrealized appreciation	$11,099,874	$39,389,202

Gross unrealized depreciation	(16,751)	(31,007)

Net unrealized appreciation	$11,083,123	$39,358,195

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to each Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, each Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Short-Term Municipal Bond Fund’s prior fee reduction agreement was incorporated into its New Agreement. Pursuant to each Fund’s New Agreement (and each Fund’s investment advisory and administrative agreement and

27

Parametric

TABS Municipal Bond Funds

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

for Short-Term Municipal Bond Fund, its related fee reduction agreement, in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:

	Annual Fee Rate
Average Daily Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Up to $500 million	0.45%	0.600%

$500 million but less than $1 billion	0.44%	0.600%

$1 billion but less than $2 billion	0.43%	0.575%

$2 billion but less than $5 billion	0.41%	0.550%

$5 billion and over	0.40%	0.530%

For the six months ended July 31, 2021, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Investment Adviser and Administration Fee	$836,056	$1,914,060

Effective Annual Rate	0.45%	0.60%

Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of each Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new investment sub-advisory agreement with Parametric, which took effect on March 1, 2021. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Funds.

For Intermediate-Term Municipal Bond Fund, EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90%, 1.65% and 0.65% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2022. Pursuant to this agreement, EVM and Parametric were allocated $337,875 in total of Intermediate-Term Municipal Bond Fund’s operating expenses for the six months ended July 31, 2021.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on the sales of Class A shares from March 1, 2021 through July 31, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended July 31, 2021 were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

EVM’s Sub-Transfer Agent Fees	$2,308	$1,322

EVD’s Class A Sales Charges	$270	$1,882

Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$—	$600

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

28

Parametric

TABS Municipal Bond Funds

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2021 for Class A shares amounted to the following:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class A Distribution and Service Fees	$163,730	$81,997

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2021, the Funds paid or accrued to EVD the following distribution fees:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class C Distribution Fees	$24,326	$38,546

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2021 amounted to the following:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class C Service Fees	$8,108	$12,849

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2021, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Class A	$19,000	$—

Class C	$—	$2,000

29

Parametric

TABS Municipal Bond Funds

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2021 were as follows:

	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund

Purchases:

Investments (non-U.S. Government)	$205,489,862	$146,619,507

U.S. Government and Agency Securities	$73,999,985	$181,081,055

Sales:

Investments (non-U.S. Government)	$223,199,294	$144,985,905

U.S. Government and Agency Securities	$66,773,926	$95,250,000

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Short-Term Municipal Bond Fund
	Six Months Ended July 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	702,607	37,310	4,328,267

Issued to shareholders electing to receive payments of distributions in Fund shares	29,798	—	63,576

Redemptions	(1,445,589)	(81,662)	(5,964,227)

Converted from Class C shares	106,133	—	—

Converted to Class A shares	—	(106,558)	—

Net decrease	(607,051)	(150,910)	(1,572,384)

	Year Ended January 31, 2021
	Class A	Class C	Class I

Sales	3,415,718	247,178	18,932,254

Issued to shareholders electing to receive payments of distributions in Fund shares	279,515	17,800	523,032

Redemptions	(2,690,725)	(606,887)	(10,802,550)

Converted from Class C shares	1,276,780	—	—

Converted to Class A shares	—	(1,280,210)	—

Net increase (decrease)	2,281,288	(1,622,119)	8,652,736

30

Parametric

TABS Municipal Bond Funds

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

Intermediate-Term Municipal Bond Fund
	Six Months Ended July 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	528,695	56,377	11,528,544

Issued to shareholders electing to receive payments of distributions in Fund shares	13,787	568	123,126

Redemptions	(572,824)	(144,507)	(5,732,688)

Converted from Class C shares	25,598	—	—

Converted to Class A shares	—	(25,604)	—

Net increase (decrease)	(4,744)	(113,166)	5,918,982

	Year Ended January 31, 2021
	Class A	Class C	Class I

Sales	2,016,840	265,644	22,050,838

Issued to shareholders electing to receive payments of distributions in Fund shares	56,936	8,367	445,203

Redemptions	(1,088,604)	(962,471)	(12,972,373)

Converted from Class C shares	213,829	—	—

Converted to Class A shares	—	(213,865)	—

Net increase (decrease)	1,199,001	(902,325)	9,523,668

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2021.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

31

Parametric

TABS Municipal Bond Funds

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

At July 31, 2021, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Short-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$300,768,732	$—	$300,768,732

Taxable Municipal Obligations	—	2,103,562	—	2,103,562

U.S. Treasury Obligations	—	59,876,698	—	59,876,698

Total Investments	$—	$362,748,992	$—	$362,748,992

Intermediate-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$538,164,642	$—	$538,164,642

Taxable Municipal Obligations	—	1,255,706	—	1,255,706

U.S. Treasury Obligations	—	115,239,454	—	115,239,454

Total Investments	$—	$654,659,802	$—	$654,659,802

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

32

Parametric

TABS Municipal Bond Funds

July 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Each Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 for the following purposes: (1) to approve a new investment advisory and administrative agreement with Eaton Vance Management to serve as the Fund’s investment adviser and administrator (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:

		Number of Shares(1)
		For	Against	Abstain(2)	Broker Non-Votes(2)

Short-Term Municipal Bond Fund	Proposal 1	18,918,063.174	137,987.653	1,698,949.256	0

	Proposal 2	18,900,868.289	150,815.767	1,703,316.027	0

Intermediate-Term Municipal Bond Fund	Proposal 1	27,238,257.458	128,817.024	398,774.302	0

	Proposal 2	27,186,669.433	147,768.180	431,411.171	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

33

Parametric

TABS Municipal Bond Funds

July 31, 2021

Liquidity Risk Management Program

Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. Each Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of each Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews each Fund’s liquidity risk, and is responsible for making certain reports to each Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of each Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of each Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, each Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

34

Parametric

TABS Municipal Bond Funds

July 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

35

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

36

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

37

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7786    7.31.21

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

Semiannual Report

July 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2021

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	02/01/2010	02/01/2010	0.93%	3.03%	2.83%	5.27%
Class A with 4.75% Maximum Sales Charge	—	—	–3.87	–1.85	1.83	4.77
Class C at NAV	02/01/2010	02/01/2010	0.63	2.34	2.08	4.48
Class C with 1% Maximum Sales Charge	—	—	–0.37	1.34	2.08	4.48
Class I at NAV	02/01/2010	02/01/2010	1.05	3.29	3.09	5.53

Bloomberg 10 Year Municipal Bond Index	—	—	0.94%	2.81%	3.44%	4.38%
Bloomberg 15 Year Municipal Bond Index	—	—	1.50	4.10	4.10	5.22

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				0.68%	1.43%	0.43%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.32%	0.57%	1.57%
SEC 30-day Yield - Subsidized				0.17	–0.56	0.42

SEC 30-day Yield - Unsubsidized				0.15	–0.58	0.41

Fund Profile5

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Bloomberg 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

Effective April 15, 2015, the Fund changed its investment objective and investment strategy. Performance prior to April 15, 2015 reflects the Fund’s performance under its former investment objective and policies.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

The Fund primarily invests in an affiliated investment company (Portfolio) with substantially the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[6]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective August 24, 2021, the Bloomberg Barclays fixed income indices were rebranded as Bloomberg indices.

3

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 – July 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,009.30	$3.24	**	0.65%
Class C	$1,000.00	$1,006.30	$6.96	**	1.40%
Class I	$1,000.00	$1,010.50	$1.99	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	**	0.65%
Class C	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,022.80	$2.01	**	0.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021.The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2021

Investment in 5-to-15 Year Laddered Municipal Bond Portfolio, at value (identified cost, $903,757,121)	$963,840,133

Receivable for Fund shares sold	1,201,092

Receivable from affiliates	2,247

Total assets	$965,043,472

Liabilities

Payable for Fund shares redeemed	$1,445,511

Distributions payable	262,861

Payable to affiliates:

Distribution and service fees	47,981

Accrued expenses	121,396

Total liabilities	$1,877,749

Net Assets	$963,165,723

Sources of Net Assets

Paid-in capital	$908,814,752

Distributable earnings	54,350,971

Total	$963,165,723

Class A Shares

Net Assets	$83,555,691

Shares Outstanding	6,295,765

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.27

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$13.93

Class C Shares

Net Assets	$35,111,876

Shares Outstanding	2,646,611

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$13.27

Class I Shares

Net Assets	$844,498,156

Shares Outstanding	63,675,474

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.26

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2021

Interest allocated from Portfolio	$9,540,168

Expenses allocated from Portfolio	(1,631,093)

Total investment income from Portfolio	$7,909,075

Expenses

Distribution and service fees

Class A	$105,085

Class C	179,615

Trustees’ fees and expenses	250

Custodian fee	29,216

Transfer and dividend disbursing agent fees	140,487

Legal and accounting services	14,710

Printing and postage	15,587

Registration fees	65,126

Miscellaneous	6,273

Total expenses	$556,349

Deduct —

Allocation of expenses to affiliates	$39,799

Total expense reductions	$39,799

Net expenses	$516,550

Net investment income	$7,392,525

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$2,172,386

Net realized gain	$2,172,386

Change in unrealized appreciation (depreciation) —

Investments	$587,577

Net change in unrealized appreciation (depreciation)	$587,577

Net realized and unrealized gain	$2,759,963

Net increase in net assets from operations	$10,152,488

6	See Notes to Financial Statements.

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

From operations —

Net investment income	$7,392,525	$14,224,357

Net realized gain	2,172,386	4,289,976

Net change in unrealized appreciation (depreciation)	587,577	16,851,140

Net increase in net assets from operations	$10,152,488	$35,365,473

Distributions to shareholders —

Class A	$(590,540)	$(1,369,835)

Class C	(117,565)	(346,962)

Class I	(6,681,267)	(12,491,775)

Total distributions to shareholders	$(7,389,372)	$(14,208,572)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$6,127,380	$18,833,667

Class C	1,669,287	6,662,582

Class I	136,416,752	319,722,524

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	467,448	1,143,526

Class C	90,538	257,716

Class I	5,256,664	9,777,443

Cost of shares redeemed

Class A	(12,329,469)	(19,938,216)

Class C	(3,841,366)	(11,050,734)

Class I	(75,974,278)	(167,437,325)

Net asset value of shares converted

Class A	125,276	1,172,423

Class C	(125,276)	(1,172,423)

Net increase in net assets from Fund share transactions	$57,882,956	$157,971,183

Other capital —

Portfolio transaction fee contributed to Portfolio	$(140,710)	$(394,679)

Portfolio transaction fee allocated from Portfolio	139,765	391,381

Net decrease in net assets from other capital	$(945)	$(3,298)

Net increase in net assets	$60,645,127	$179,124,786

Net Assets

At beginning of period	$902,520,596	$723,395,810

At end of period	$963,165,723	$902,520,596

7	See Notes to Financial Statements.

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Financial Highlights

	Class A

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$13.240		$12.900	$12.220	$12.110	$11.900	$12.220

Income (Loss) From Operations

Net investment income	$0.092		$0.213	$0.237	$0.225	$0.210	$0.175

Net realized and unrealized gain (loss)	0.030		0.340	0.680	0.110	0.210	(0.320)

Total income (loss) from operations	$0.122		$0.553	$0.917	$0.335	$0.420	$(0.145)

Less Distributions

From net investment income	$(0.092)		$(0.213)	$(0.237)	$(0.225)	$(0.210)	$(0.175)

Total distributions	$(0.092)		$(0.213)	$(0.237)	$(0.225)	$(0.210)	$(0.175)

Net asset value — End of period	$13.270		$13.240	$12.900	$12.220	$12.110	$11.900

Total Return(1)(2)	0.93	%(3)	4.34%	7.56%	2.80%	3.53%	(1.21)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$83,556		$88,983	$85,608	$87,287	$104,397	$144,984

Ratios (as a percentage of average daily net assets):(4)

Expenses(2)	0.65	%(5)	0.65%	0.65%	0.65%	0.65%	0.65%

Net investment income	1.41	%(5)	1.65%	1.88%	1.87%	1.72%	1.41%

Portfolio Turnover of the Portfolio(6)	10	%(3)	51%	28%	78%	35%	30	%(3)

Portfolio Turnover of the Fund	—		—	—	—	—	6	%(3)(7)

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator and the sub-adviser of the Fund and the investment adviser and the sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.03%, 0.02%, 0.04%, 0.05% and 0.07% of average daily net assets for the six months ended July 31, 2021 and the years ended January 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

8	See Notes to Financial Statements.

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Financial Highlights — continued

	Class C

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$13.230		$12.890	$12.220	$12.100	$11.890	$12.210

Income (Loss) From Operations

Net investment income	$0.043		$0.116	$0.142	$0.134	$0.118	$0.082

Net realized and unrealized gain (loss)	0.040		0.340	0.670	0.120	0.210	(0.320)

Total income (loss) from operations	$0.083		$0.456	$0.812	$0.254	$0.328	$(0.238)

Less Distributions

From net investment income	$(0.043)		$(0.116)	$(0.142)	$(0.134)	$(0.118)	$(0.082)

Total distributions	$(0.043)		$(0.116)	$(0.142)	$(0.134)	$(0.118)	$(0.082)

Net asset value — End of period	$13.270		$13.230	$12.890	$12.220	$12.100	$11.890

Total Return(1)(2)	0.63	%(3)	3.56%	6.68%	2.12%	2.75%	(1.96)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$35,112		$37,239	$41,689	$45,309	$55,476	$53,321

Ratios (as a percentage of average daily net assets):(4)

Expenses(2)	1.40	%(5)	1.40%	1.40%	1.40%	1.40%	1.40%

Net investment income	0.66	%(5)	0.91%	1.13%	1.11%	0.96%	0.66%

Portfolio Turnover of the Portfolio(6)	10	%(3)	51%	28%	78%	35%	30	%(3)

Portfolio Turnover of the Fund	—		—	—	—	—	6	%(3)(7)

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator and the sub-adviser of the Fund and the investment adviser and the sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.03%, 0.02%, 0.04%, 0.05% and 0.07% of average daily net assets for the six months ended July 31, 2021 and the years ended January 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

9	See Notes to Financial Statements.

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Financial Highlights — continued

	Class I

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$13.230		$12.890	$12.210	$12.100	$11.890	$12.210

Income (Loss) From Operations

Net investment income	$0.108		$0.245	$0.268	$0.255	$0.240	$0.206

Net realized and unrealized gain (loss)	0.030		0.340	0.680	0.110	0.210	(0.320)

Total income (loss) from operations	$0.138		$0.585	$0.948	$0.365	$0.450	$(0.114)

Less Distributions

From net investment income	$(0.108)		$(0.245)	$(0.268)	$(0.255)	$(0.240)	$(0.206)

Total distributions	$(0.108)		$(0.245)	$(0.268)	$(0.255)	$(0.240)	$(0.206)

Net asset value — End of period	$13.260		$13.230	$12.890	$12.210	$12.100	$11.890

Total Return(1)(2)	1.05	%(3)	4.60%	7.83%	3.06%	3.79%	(0.97)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$844,498		$776,298	$596,099	$472,656	$510,220	$284,003

Ratios (as a percentage of average daily net assets):(4)

Expenses(2)	0.40	%(5)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	1.65	%(5)	1.89%	2.12%	2.11%	1.94%	1.66%

Portfolio Turnover of the Portfolio(6)	10	%(3)	51%	28%	78%	35%	30	%(3)

Portfolio Turnover of the Fund	—		—	—	—	—	6	%(3)(7)

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)

The investment adviser and administrator and the sub-adviser of the Fund and the investment adviser and the sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.03%, 0.02%, 0.04%, 0.05% and 0.07% of average daily net assets for the six months ended July 31, 2021 and the years ended January 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Annualized.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	For the period from February 1, 2016 through March 27, 2016 when the Fund was making investments directly in securities.

10	See Notes to Financial Statements.

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.2% at July 31, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by the Portfolio’s investments in municipal obligations, which are exempt from regular federal income tax when received by the Portfolio, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to July 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $8,086,338 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2021, $8,086,338 are short-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement with EVM in effect prior to March 1, 2021), the investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee, as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.3200%

$1 billion but less than $2.5 billion	0.3075%

$2.5 billion but less than $5 billion	0.2950%

$5 billion and over	0.2875%

For the six months ended July 31, 2021, the Fund incurred no investment adviser and administration fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its pro rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new investment sub-advisory agreement with Parametric, which took effect on March 1, 2021. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2022. Pursuant to this agreement, EVM and Parametric were allocated $39,799 in total of the Fund’s operating expenses for the six months ended July 31, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2021, EVM earned $3,132 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $966 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

12

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2021 amounted to $105,085 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2021, the Fund paid or accrued to EVD $134,711 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2021 amounted to $44,904 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2021, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended July 31, 2021, increases and decreases in the Fund’s investment in the Portfolio aggregated $72,030,994 and $21,894,259, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

Sales	465,411	1,454,551

Issued to shareholders electing to receive payments of distributions in Fund shares	35,566	88,554

Redemptions	(937,298)	(1,547,677)

Converted from Class C shares	9,566	89,879

Net increase (decrease)	(426,755)	85,307

13

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

Sales	126,629	517,231

Issued to shareholders electing to receive payments of distributions in Fund shares	6,893	19,985

Redemptions	(291,777)	(866,281)

Converted to Class A shares	(9,572)	(89,919)

Net decrease	(167,827)	(418,984)

Class I	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

Sales	10,356,696	24,809,152

Issued to shareholders electing to receive payments of distributions in Fund shares	400,091	756,576

Redemptions	(5,770,993)	(13,124,951)

Net increase	4,985,794	12,440,777

14

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.1%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.2%

Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	$500	$567,460

Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	1,175	1,415,417

		$1,982,877

Education — 5.0%

Arizona State University:

5.00%, 7/1/35	$1,500	$1,997,130

5.00%, 7/1/36	1,000	1,327,670

Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	676,881

Connecticut Health and Educational Facilities Authority, (Fairfield University):

5.00%, 7/1/25	875	1,023,942

5.00%, 7/1/26	1,000	1,206,260

Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	620,670

New York Dormitory Authority, (Rochester Institute of Technology):

5.00%, 7/1/35	540	698,312

5.00%, 7/1/36	395	509,503

5.00%, 7/1/37	840	1,080,744

New York Dormitory Authority, (School Districts Revenue Bond Financing Program):

5.00%, 10/1/32	1,500	1,974,720

5.00%, 10/1/33	1,175	1,538,933

North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	205,476

Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University):

4.00%, 9/1/33	305	387,521

4.00%, 9/1/34	350	443,149

Saginaw Valley State University, MI:

5.00%, 7/1/26	750	904,290

5.00%, 7/1/27	500	609,070

5.00%, 7/1/28	1,000	1,214,890

Swarthmore Borough Authority, PA, (Swarthmore College):

4.00%, 9/15/35(1)	2,245	2,845,942

4.00%, 9/15/37(1)	1,925	2,421,727

Texas A&M University:

4.00%, 5/15/33	1,600	2,031,552

4.00%, 5/15/34	1,000	1,265,190

University of Florida:

4.00%, 7/1/31	5,000	6,343,850

Security	Principal Amount (000’s omitted)	Value

Education (continued)

University of Florida: (continued)

4.00%, 7/1/32	$6,465	$8,139,176

4.00%, 7/1/33	6,720	8,421,974

University of Hawaii, 3.00%, 10/1/31	1,000	1,150,280

		$49,038,852

Electric Utilities — 2.1%

Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,176,170

Energy Northwest, WA, Wind Project Revenue:

5.00%, 7/1/25	365	428,831

5.00%, 7/1/26	1,000	1,171,490

Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	297,573

Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	897,369

New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	915,692

North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	601,735

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	300,542

Seattle, WA, Municipal Light and Power Revenue, 0.27%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)(2)	2,000	2,000,920

Seattle, WA, Municipal Light and Power Revenue, Green Bonds, 4.00%, 7/1/34	5,035	6,259,311

Springfield Electric System Revenue, IL:

5.00%, 3/1/27	250	290,450

5.00%, 3/1/28	250	289,870

5.00%, 3/1/29	250	289,290

Tallahassee, FL, Energy System Revenue:

5.00%, 10/1/27	300	344,688

5.00%, 10/1/28	400	458,764

5.00%, 10/1/29	1,120	1,284,158

5.00%, 10/1/30	1,500	1,719,855

5.00%, 10/1/31	1,000	1,146,230

5.00%, 10/1/33	300	343,458

Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	282,615

		$20,499,011

Escrowed / Prerefunded — 0.5%

Pennington County, SD, Certificates of Participation, Prerefunded to 6/1/25, 5.00%, 6/1/27	$1,300	$1,532,895

Seward County Unified School District No. 480, KS, Prerefunded to 9/1/25, 5.00%, 9/1/29	2,000	2,379,780

South Dakota Building Authority:

Prerefunded to 6/1/25, 5.00%, 6/1/28	210	248,063

Series 2015B, Prerefunded to 6/1/25, 5.00%, 6/1/30	200	236,250

		$4,396,988

15	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 29.3%

Addison, TX, 5.00%, 2/15/26	$270	$290,282

Anchorage, AK:

5.00%, 9/1/25	100	118,818

5.00%, 9/1/27	780	921,905

Belding Area Schools, MI:

5.00%, 5/1/28	250	303,860

5.00%, 5/1/30	250	302,288

Birmingham, AL:

5.00%, 12/1/25	1,050	1,255,758

5.00%, 12/1/27	2,460	3,123,142

Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	450	539,190

Brookline, MA:

5.00%, 3/15/30	2,000	2,627,860

5.00%, 3/15/31	3,825	5,000,308

Burlington, VT:

5.00%, 11/1/27	305	387,008

5.00%, 11/1/29	135	179,743

5.00%, 11/1/30	300	395,952

Series 2016A, 5.00%, 11/1/26	150	184,946

Series 2019A, 5.00%, 11/1/26	210	258,924

California:

4.00%, 9/1/26	320	378,803

4.00%, 8/1/36	5,000	5,791,100

5.00%, 8/1/26	2,010	2,385,769

5.00%, 12/1/29	700	939,008

5.00%, 12/1/30	2,750	3,773,935

5.00%, 12/1/31	1,550	2,167,101

5.00%, 8/1/32	1,590	1,932,232

5.00%, 12/1/34	2,500	3,373,875

5.00%, 12/1/35	3,000	4,040,400

Cape May County, NJ, 3.00%, 10/1/31	1,000	1,114,870

Carrollton-Farmers Branch Independent School District, TX, (PSF Guaranteed):

4.00%, 2/15/32	650	814,353

4.00%, 2/15/33	1,000	1,248,910

4.00%, 2/15/34	1,010	1,257,359

Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	1,000	769,880

Clark County, NV:

3.00%, 11/1/36	3,730	4,216,355

5.00%, 11/1/26	1,020	1,258,823

Colonial School District, PA:

5.00%, 2/15/32	100	118,679

5.00%, 2/15/33	200	237,182

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Connecticut:

3.00%, 1/15/33	$4,000	$4,575,400

4.00%, 6/1/30	1,000	1,262,150

4.00%, 6/1/32	1,000	1,242,850

4.00%, 6/1/33	600	743,250

4.00%, 6/1/35	850	1,042,738

4.00%, 6/1/36	1,000	1,220,280

Contra Costa Community College District, CA, (Election of 2014):

4.00%, 8/1/32	650	804,434

4.00%, 8/1/33	100	123,379

Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	781,150

Dallas, TX:

5.00%, 2/15/29	1,885	2,100,116

5.00%, 2/15/31	3,615	3,870,327

Delaware, 5.00%, 2/1/29	1,000	1,279,900

Denton County, TX, 4.00%, 7/15/31	1,500	1,801,530

District of Columbia, 5.00%, 6/1/33	6,690	7,555,351

Dowagiac Union School District, MI, 4.00%, 5/1/26	350	409,696

Dublin City School District, OH, 5.00%, 12/1/29	500	650,370

Easton Area School District, PA, 5.00%, 2/1/31	1,650	2,086,375

Elk Grove Unified School District, CA:

4.00%, 8/1/32	3,105	3,919,069

4.00%, 8/1/33	3,370	4,232,450

Flower Mound, TX, 5.00%, 3/1/27	510	617,804

Franklin County, OH, Prerefunded to 6/1/23, 4.25%, 12/1/35	1,100	1,183,754

Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	449,224

Georgia, 5.00%, 2/1/32	1,000	1,239,200

Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	601,085

Harlandale Independent School District, TX, 5.00%, 8/1/29	845	1,044,750

Hawaii, 5.00%, 1/1/30	3,730	4,861,421

Hennepin County, MN, 5.00%, 12/1/33	1,000	1,234,900

Homewood, AL:

5.00%, 9/1/28	2,000	2,445,900

5.00%, 9/1/29	2,000	2,444,560

Honolulu City and County, HI, 3.00%, 9/1/31	110	122,222

Illinois:

5.00%, 9/1/27	12,035	14,900,533

5.00%, 3/1/28	2,000	2,055,480

5.00%, 4/1/29	1,190	1,328,683

5.00%, 3/1/34	6,000	6,166,560

5.00%, 3/1/35	1,000	1,028,110

5.50%, 5/1/30	5,500	7,405,200

16	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	$1,000	$1,111,950

Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,984,920

Kennewick School District No. 17, WA:

4.00%, 12/1/33	1,155	1,445,379

4.00%, 12/1/34	1,200	1,497,444

Lakeland, FL:

5.00%, 10/1/25	635	740,410

5.00%, 10/1/28	1,500	1,752,585

5.00%, 10/1/30	1,000	1,166,000

Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	600	431,568

Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,832,048

Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,972,484

Los Angeles Unified School District, CA:

4.00%, 7/1/33	2,500	3,122,925

4.00%, 7/1/36	3,000	3,695,040

Maine, 5.00%, 6/1/30	2,605	3,524,200

McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	231,162

Miami-Dade County School District, FL, 5.00%, 3/15/28	300	349,959

Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,180,860

Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	619,914

Morris Township, NJ, 3.00%, 11/1/27	440	493,090

Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	166,857

Navasota Independent School District, TX, (PSF Guaranteed):

5.00%, 2/15/28	195	226,416

5.00%, 2/15/29	340	394,386

5.00%, 2/15/30	725	840,137

5.00%, 2/15/31	885	1,023,865

5.00%, 2/15/32	720	831,874

New Jersey:

4.00%, 6/1/31	5,000	6,314,600

5.00%, 6/1/26	2,500	3,041,425

5.00%, 6/1/27	5,000	6,268,450

5.00%, 6/1/28	10,000	12,874,500

New York, 5.00%, 3/15/31	3,000	4,147,740

Ohio, (Adult Correctional Building Fund):

5.00%, 10/1/28	1,000	1,296,430

5.00%, 10/1/29	1,500	1,987,950

5.00%, 10/1/30	1,000	1,353,360

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Oregon:

2.35%, 6/1/25	$165	$177,651

2.40%, 12/1/25	1,050	1,138,347

2.50%, 6/1/26	1,070	1,170,922

Pasadena, TX:

4.00%, 2/15/28	500	562,655

4.00%, 2/15/29	150	168,572

4.00%, 2/15/30	500	561,530

4.00%, 2/15/31	650	729,261

Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	1,006,618

Pennsylvania:

4.00%, 6/15/31	135	148,415

Prerefunded to 6/1/22, 4.00%, 6/1/30	5,000	5,163,400

Philadelphia, PA:

5.00%, 2/1/26	1,150	1,383,508

5.00%, 2/1/31	1,550	2,030,608

Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,157,802

Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	2,000	2,266,580

Portland, OR, 5.00%, 6/1/30	6,515	8,827,043

Ravenswood City School District, CA, (Election of 2016):

5.00%, 8/1/25	485	575,244

5.00%, 8/1/26	505	618,999

5.00%, 8/1/27	530	651,709

5.00%, 8/1/28	555	680,902

5.00%, 8/1/29	575	703,524

Romeo Community Schools, MI, 5.00%, 5/1/30	700	846,405

Romulus, MI:

4.00%, 11/1/31	250	286,118

4.00%, 11/1/32	100	114,396

4.00%, 11/1/33	250	285,610

SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,650	1,928,867

School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	519,408

Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	341,826

Southfield Public Schools, MI:

5.00%, 5/1/25	1,100	1,291,730

5.00%, 5/1/27	1,000	1,252,630

St. Mary’s County, MD:

5.00%, 5/1/28	1,255	1,618,109

5.00%, 5/1/30	1,245	1,681,410

17	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

St. Vrain Valley School District RE-1J, CO:

5.00%, 12/15/28	$1,700	$2,105,824

5.00%, 12/15/29	1,000	1,235,130

Stamford, CT, 4.00%, 8/1/27	650	743,847

Sun Valley, ID:

5.00%, 9/15/25	755	901,002

5.00%, 9/15/26	695	857,123

Texas, 4.00%, 8/26/21	10,000	10,026,500

Torrance Unified School District, CA, (Election of 2014):

5.00%, 8/1/30	515	627,837

5.00%, 8/1/31	450	546,858

Tuloso-Midway Independent School District, TX, (PSF Guaranteed):

4.00%, 8/15/27	510	582,201

4.00%, 8/15/28	530	603,437

4.00%, 8/15/29	545	620,281

Virginia, 3.00%, 6/1/32	2,000	2,358,440

Washington:

5.00%, 8/1/28	1,485	1,821,872

5.00%, 8/1/29	1,400	1,716,820

Wellesley, MA:

5.00%, 4/1/30	1,990	2,692,768

5.00%, 4/1/31	1,985	2,747,200

Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,305,617

Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	412,531

York County, PA, 5.00%, 6/1/27	1,225	1,418,513

		$284,672,347

Hospital — 13.0%

Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):

5.00%, 4/1/31	$1,750	$2,193,397

5.00%, 4/1/33	3,000	3,740,520

Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	292,130

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	90	95,354

California Health Facilities Financing Authority, (CommonSpirit Health), 4.00%, 4/1/36	3,000	3,646,350

California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	930,877

Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	402,938

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.):

4.00%, 4/1/34	$100	$121,464

4.00%, 4/1/35	290	351,500

4.00%, 4/1/36	300	362,454

Colorado Health Facilities Authority, (CommonSpirit Health):

5.00%, 8/1/34	2,000	2,560,500

5.00%, 8/1/35	3,000	3,835,170

5.00% to 8/1/26 (Put Date), 8/1/49	5,000	5,977,900

Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	176,253

Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,927,240

Connecticut Health and Educational Facilities Authority, (Stamford Hospital):

4.00%, 7/1/26	600	694,542

4.00%, 7/1/27	700	827,421

4.00%, 7/1/28	650	780,696

4.00%, 7/1/29	500	608,460

4.00%, 7/1/30	750	923,235

Geisinger Authority, PA, (Geisinger Health System), 5.00%, 4/1/35	6,000	7,857,360

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	1,205,010

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,353,040

Illinois Finance Authority, (Riverside Health System):

4.00%, 11/15/32	750	852,053

5.00%, 11/15/27	500	607,830

Illinois Finance Authority, (Rush University Medical Center):

5.00%, 11/15/31	1,000	1,161,560

5.00%, 11/15/32	1,000	1,160,750

Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 1.42%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(2)	12,715	12,824,603

Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,174,450

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation):

5.00%, 5/15/25	250	292,848

5.00%, 5/15/26	250	290,698

5.00%, 5/15/27	250	289,983

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):

5.00%, 10/1/30	2,000	2,412,480

5.00%, 10/1/31	1,500	1,807,935

5.00%, 10/1/32	2,000	2,406,000

18	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.59%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	$4,730	$4,712,641

Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,156,140

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	485	541,347

Massachusetts Development Finance Agency, (South Shore Hospital):

5.00%, 7/1/24	550	620,725

5.00%, 7/1/26	500	602,325

5.00%, 7/1/28	245	293,106

Medford Hospital Facilities Authority, OR, (Asante Health System):

5.00%, 8/15/34	1,000	1,325,510

5.00%, 8/15/35	700	926,317

5.00%, 8/15/36	1,000	1,319,870

Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 8/1/28	1,315	1,498,350

Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	564,828

Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,192,390

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group):

5.00%, 7/1/23	400	433,300

5.00%, 7/1/28	1,340	1,537,663

5.00%, 7/1/29	775	885,709

Montgomery County, OH, (Kettering Health Network Obligated Group):

5.00%, 8/1/32	275	371,685

5.00%, 8/1/33	300	404,067

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):

5.00%, 8/1/25	400	472,680

5.00%, 8/1/28	500	632,530

5.00%, 8/1/29	500	628,475

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):

5.00%, 7/1/25	1,000	1,180,860

5.00%, 7/1/27	700	857,276

5.00%, 7/1/28	700	856,135

5.00%, 7/1/30	520	634,286

5.00%, 7/1/31	700	852,698

Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,178,380

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	750	887,295

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 10/15/37	$1,375	$1,700,036

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/33	2,250	2,937,532

Public Finance Authority, WI, (Renown Regional Medical Center):

4.00%, 6/1/35	795	960,519

5.00%, 6/1/34	1,320	1,728,500

5.00%, 6/1/36	2,310	3,010,507

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,211,110

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	280,035

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	167,921

St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	592,875

St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	735,900

University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,958,312

Utah County, UT, (IHC Health Services, Inc.), 5.00% to 8/1/26 (Put Date), 5/15/60	3,500	4,264,365

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):

5.00%, 12/1/25	335	398,901

5.00%, 12/1/26	300	362,097

5.00%, 12/1/27	205	247,216

5.00%, 12/1/28	500	602,435

5.00%, 12/1/30	400	481,528

5.00%, 12/1/31	300	360,672

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,971,947

Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 7/29/26 (Put Date), 8/15/54	3,550	4,342,750

Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	486,608

		$126,513,355

Housing — 2.2%

Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$152,752

Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,085,820

Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):

1.50%, 1/1/31	300	302,097

1.60%, 7/1/31	300	303,840

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Minnesota Housing Finance Agency:

2019 Series A, 4.00%, 8/1/34	$295	$354,847

2019 Series A, 4.00%, 8/1/35	440	526,997

2019 Series C, 4.00%, 8/1/33	525	633,827

2019 Series C, 4.00%, 8/1/34	240	288,689

2019 Series C, 4.00%, 8/1/35	285	341,350

New York City Housing Development Corp., NY:

2.65%, 11/1/27	870	933,797

2.80%, 5/1/29	655	705,926

2.85%, 11/1/29	300	323,238

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA):

2.20%, 5/1/25	190	200,775

2.25%, 11/1/25	225	239,400

2.40%, 11/1/26	225	242,557

2.50%, 11/1/27	140	150,438

2.60%, 5/1/28	110	118,421

New York Mortgage Agency:

2.30%, 10/1/30	1,000	1,050,560

3.65%, 4/1/32	1,000	1,095,520

Seattle Housing Authority, WA:

2.875%, 12/1/25	900	984,294

3.00%, 12/1/26	920	1,021,117

Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,698,716

Tennessee Housing Development Agency, 2.80%, 7/1/26	250	273,677

Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,287	1,440,024

Virginia Housing Development Authority, 2.55%, 5/1/27	630	667,491

Washington Housing Finance Commission:

2.25%, 6/1/25	105	111,208

2.30%, 12/1/25	130	138,649

2.40%, 6/1/26	105	112,275

		$21,498,302

Insured – Education — 0.7%

New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AGM), 5.00%, 10/1/33	$1,625	$2,120,917

Patterson Joint Unified School District, CA, (Election 2018):

(BAM), 5.00%, 8/1/28	1,065	1,294,231

(BAM), 5.00%, 8/1/29	1,000	1,211,400

University of Central Florida, (AGM), 4.00%, 10/1/34(1)	1,805	2,254,445

		$6,880,993

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 0.2%

Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4):

(AGM), 4.00%, 1/1/36	$770	$915,214

(AGM), 4.00%, 1/1/37	1,125	1,332,933

		$2,248,147

Insured – Escrowed / Prerefunded — 0.0%(3)

New Britain, CT:

(BAM), Escrowed to Maturity, 5.00%, 3/1/25	$5	$5,832

(BAM), Escrowed to Maturity, 5.00%, 3/1/25	100	116,829

		$122,661

Insured – General Obligations — 1.3%

Fort Bend County Municipal Utility District No. 58, TX:

(BAM), 3.00%, 4/1/26	$185	$204,469

(BAM), 3.00%, 4/1/30	725	814,247

(BAM), 3.00%, 4/1/32	360	400,644

New Britain, CT, (BAM), 5.00%, 3/1/25	135	156,530

Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	528,116

Pharr, TX:

(AGM), 4.00%, 8/15/35	2,190	2,709,512

(AGM), 4.00%, 8/15/36	1,945	2,401,433

(AGM), 4.00%, 8/15/37	2,485	3,058,364

Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	812,979

Yonkers, NY:

(BAM), Series 2019A, 5.00%, 5/1/31	750	978,112

(BAM), Series 2019B, 5.00%, 5/1/31	825	1,075,924

		$13,140,330

Insured – Housing — 0.2%

California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:

(BAM), 4.00%, 5/15/35	$600	$742,476

(BAM), 4.00%, 5/15/36	600	739,992

		$1,482,468

Insured – Lease Revenue / Certificates of Participation — 0.5%

Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	$1,350	$1,572,493

Clermont County Port Authority, OH, (West Clermont Local School District):

(BAM), 5.00%, 12/1/26	250	297,688

(BAM), 5.00%, 12/1/29	100	118,180

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)

Highlands County School Board, FL:

(BAM), 5.00%, 3/1/26	$400	$463,948

(BAM), 5.00%, 3/1/27	200	231,588

Pasco County School Board, FL:

(BAM), 5.00%, 8/1/25	305	360,150

(BAM), 5.00%, 8/1/26	355	432,976

(BAM), 5.00%, 8/1/27	605	737,888

(BAM), 5.00%, 8/1/29	310	374,347

		$4,589,258

Insured – Other Revenue — 0.5%

New York Dormitory Authority, School Districts Revenue Bond Financing Program:

(AGM), 5.00%, 10/1/33	$1,250	$1,597,400

(AGM), 5.00%, 10/1/34	1,250	1,594,538

(AGM), 5.00%, 10/1/35	1,000	1,274,540

		$4,466,478

Insured – Special Tax Revenue — 0.1%

Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	$420	$496,226

Vineyard Redevelopment Agency, UT:

(AGM), 4.00%, 5/1/34(1)	115	140,371

(AGM), 4.00%, 5/1/36(1)	135	163,866

		$800,463

Insured – Transportation — 1.3%

New Brunswick Parking Authority, NJ:

(BAM), 5.00%, 9/1/25	$500	$589,190

(BAM), 5.00%, 9/1/26	320	380,218

(BAM), 5.00%, 9/1/27	375	444,229

New Orleans Aviation Board, LA:

(AGM), 5.00%, 1/1/30	1,000	1,254,880

(AGM), 5.00%, 1/1/31	1,250	1,560,950

(AGM), 5.00%, 1/1/32	1,650	2,056,741

(AGM), 5.00%, 1/1/33	2,450	3,046,771

(AGM), 5.00%, 1/1/34	2,485	3,082,742

		$12,415,721

Insured – Water and Sewer — 0.1%

Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$296,527

Hamburg Municipal Authority, PA, Sewer Revenue:

(AGM), 2.00%, 10/1/32	370	381,781

(AGM), 2.00%, 10/1/34	200	205,332

(AGM), 2.00%, 10/1/36	255	259,585

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)

Western Riverside Water and Wastewater Financing Authority, CA, (AGM), 4.00%, 9/1/28	$250	$303,360

		$1,446,585

Lease Revenue / Certificates of Participation — 5.2%

Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,149,160

Aspen Fire Protection District, CO:

4.00%, 12/1/29	150	182,913

4.00%, 12/1/30	235	284,693

4.00%, 12/1/31	250	300,602

4.00%, 12/1/32	205	245,754

Broward County School Board, FL:

5.00%, 7/1/25	500	587,015

5.00%, 7/1/27	500	611,795

5.00%, 7/1/29	500	605,015

California Public Works Board:

4.00%, 5/1/36	880	1,097,237

5.00%, 11/1/29	1,000	1,233,550

Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	611,935

Colorado Department of Transportation:

5.00%, 6/15/30	350	419,958

5.00%, 6/15/31	310	371,802

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:

5.00%, 6/1/25	500	586,185

5.00%, 6/1/29	3,000	3,797,550

5.00%, 6/1/30	3,000	3,771,180

Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	238,622

Forsyth County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	1,300	1,626,131

Fountain Valley Public Financing Authority, CA:

4.00%, 11/1/25	570	655,848

4.00%, 11/1/26	595	691,777

4.00%, 11/1/27	620	717,334

4.00%, 11/1/28	645	743,782

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	519,499

Indiana Finance Authority, (Stadium Project), (SPA: U.S. Bank, N.A.), 0.04%, 2/1/35(4)	4,900	4,900,000

Lake Houston Redevelopment Authority, TX:

3.00%, 9/1/37	300	326,034

4.00%, 9/1/32	200	244,190

4.00%, 9/1/35	200	241,976

4.00%, 9/1/36	200	241,304

5.00%, 9/1/31	250	330,327

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	$1,495	$1,805,317

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools):

5.00%, 12/1/25	1,405	1,669,941

5.00%, 12/1/26	2,000	2,377,300

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools):

5.00%, 10/1/25	1,000	1,182,480

5.00%, 10/1/26	1,000	1,219,560

Orange County School Board, FL, Prerefunded to 8/1/25, 5.00%, 8/1/32	1,935	2,295,819

Palm Beach County School Board, FL, 5.00%, 8/1/31	4,000	4,704,160

Palo Alto, CA, Certificates of Participation, 3.00%, 11/1/32	2,585	3,012,456

Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	463,967

Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	596,975

Riverside County Public Financing Authority, CA:

5.00%, 11/1/27	850	1,012,163

5.00%, 11/1/28	950	1,130,357

South Dakota Building Authority, 5.00%, 6/1/26	500	606,415

Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,395,337

		$50,805,415

Other Revenue — 8.4%

Bexar County, TX, Combination Tax and Revenue Certificates of Obligation, 4.00%, 6/15/34	$905	$1,069,918

Bexar County, TX, Motor Vehicle Rental Tax Revenue:

4.00%, 8/15/33	690	815,987

4.00%, 8/15/34	810	955,411

4.00%, 8/15/35	510	600,734

District of Columbia, (National Public Radio, Inc.):

Prerefunded to 4/1/26, 5.00%, 4/1/28	1,000	1,213,240

Prerefunded to 4/1/26, 5.00%, 4/1/29	1,000	1,213,240

Fort Myers, FL, Capital Improvement Revenue:

5.00%, 12/1/32	825	983,540

5.00%, 12/1/33	640	762,381

5.00%, 12/1/34	510	606,558

Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	185,270

Kentucky Public Energy Authority, Gas Supply Revenue:

4.00%, 7/1/24	5,000	5,530,950

4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,624,150

4.00% to 2/1/28 (Put Date), 2/1/50	19,000	22,644,390

Knoxville, TN, Gas System Revenue, 4.00%, 3/1/33	3,245	3,882,123

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	$5,000	$5,757,350

Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City):

5.00%, 12/1/32	2,355	3,050,526

5.00%, 12/1/34	2,425	3,111,639

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):

5.00%, 4/1/27	500	605,335

5.00%, 4/1/29	275	331,405

Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,478,801

New York City Cultural Resources Trust, NY, (Carnegie Hall):

5.00%, 12/1/27	100	125,756

5.00%, 12/1/29	325	426,780

5.00%, 12/1/31	250	327,503

5.00%, 12/1/32	550	719,406

5.00%, 12/1/33	200	260,984

5.00%, 12/1/34	300	390,498

5.00%, 12/1/35	700	909,475

New York City Educational Construction Fund, NY, 5.00%, 4/1/29	2,765	3,605,228

Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,321,385

Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,682,000

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue:

5.00%, 12/15/26	1,000	1,225,630

5.00%, 12/15/31	1,250	1,696,262

Wisconsin, Environmental Improvement Fund Revenue:

5.00%, 6/1/31	2,500	2,945,550

5.00%, 6/1/32	1,000	1,177,380

		$81,236,785

Senior Living / Life Care — 1.9%

Atlantic Beach, FL, (Fleet Landing), 3.00%, 11/15/23	$2,500	$2,504,400

Baltimore County, MD, (Riderwood Village, Inc.):

4.00%, 1/1/30	1,655	1,980,522

4.00%, 1/1/31	250	298,040

4.00%, 1/1/32	350	416,185

4.00%, 1/1/33	600	712,338

4.00%, 1/1/34	685	811,910

4.00%, 1/1/35	615	727,373

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):

5.00%, 11/15/28	50	58,113

5.00%, 11/15/30	910	1,049,812

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	$100	$118,294

Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):

2.50%, 1/1/26	640	690,816

5.00%, 1/1/27	1,035	1,226,485

East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities):

5.00%, 12/1/21	250	253,808

5.00%, 12/1/31	310	359,603

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	232,695

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):

3.00%, 2/1/27	1,000	1,094,610

5.00%, 2/1/23	600	641,454

5.00%, 2/1/29	600	703,200

5.00%, 2/1/30	200	233,346

5.00%, 2/1/31	250	290,610

North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	715	844,301

North Carolina Medical Care Commission, (United Methodist Retirement Homes):

5.00%, 10/1/24	150	169,152

5.00%, 10/1/25	100	112,510

5.00%, 10/1/26	1,100	1,233,507

5.00%, 10/1/27	50	55,906

5.00%, 10/1/29	125	139,129

5.00%, 10/1/32	225	249,140

Series 2016A, 5.00%, 10/1/30	230	273,861

Series 2016A, 5.00%, 10/1/31	675	800,374

Series 2017A, 5.00%, 10/1/30	250	277,625

		$18,559,119

Special Tax Revenue — 2.8%

Downtown Smyrna Development Authority, GA:

3.00%, 2/1/36	$200	$232,504

4.00%, 2/1/35	430	540,428

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	608,550

Miami-Dade County, FL, Special Obligation Bonds:

5.00%, 4/1/25	250	292,995

5.00%, 4/1/26	1,025	1,243,520

5.00%, 4/1/29	900	1,085,841

5.00%, 4/1/30	950	1,143,249

5.00%, 4/1/31	895	1,076,148

5.00%, 4/1/32	735	883,014

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York City Transitional Finance Authority, NY, Future Tax Revenue:

4.00%, 5/1/36	$2,000	$2,471,840

4.00%, 11/1/36	1,000	1,239,640

5.00%, 8/1/33	1,190	1,355,529

New York Dormitory Authority, Sales Tax Revenue:

5.00%, 3/15/32	1,800	2,135,880

5.00%, 3/15/34	5,000	6,115,200

Queen Creek, AZ, Excise Tax and State Shared Revenue:

4.00%, 8/1/35	3,120	3,862,935

4.00%, 8/1/36	1,000	1,234,690

Successor Agency to San Mateo Redevelopment Agency, CA:

5.00%, 8/1/26	100	117,267

5.00%, 8/1/29	140	162,138

Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,222,750

		$27,024,118

Transportation — 16.7%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	$2,005	$2,450,010

Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,983,150

Central Florida Expressway Authority, 4.00%, 7/1/35	3,150	3,629,934

Central Texas Regional Mobility Authority:

4.00%, 1/1/34	200	241,594

4.00%, 1/1/36	1,490	1,787,851

5.00%, 1/1/25	500	566,340

5.00%, 1/1/27	2,500	2,973,025

5.00%, 1/1/36	1,130	1,498,629

Chicago, IL, (O’Hare International Airport):

4.00%, 1/1/35	5,000	6,020,650

4.00%, 1/1/36	3,500	4,193,525

5.00%, 1/1/26	1,000	1,201,210

5.00%, 1/1/28	150	173,352

5.00%, 1/1/29	150	173,187

5.00%, 1/1/30	500	577,470

5.00%, 1/1/31	1,000	1,154,580

5.00%, 1/1/33	125	144,091

5.00%, 1/1/34	7,500	9,785,250

5.25%, 1/1/28	2,905	3,603,013

5.25%, 1/1/29	3,060	3,792,503

5.25%, 1/1/30	1,000	1,238,200

5.25%, 1/1/31	1,000	1,237,210

5.25%, 1/1/32	2,565	3,173,136

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Clark County, NV, Highway Revenue, 5.00%, 7/1/33	$840	$949,586

Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,519,384

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,759,966

Fort Bend County, TX, Toll Road Revenue:

5.00%, 3/1/28	500	578,580

5.00%, 3/1/29	1,000	1,156,390

5.00%, 3/1/30	750	867,292

Hawaii, Highway Revenue, 5.00%, 1/1/31	805	1,043,369

Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	766,643

Illinois Toll Highway Authority:

5.00%, 1/1/29	175	208,941

5.00%, 12/1/32	350	415,692

Kentucky Turnpike Authority, 5.00%, 7/1/33	300	326,415

Massachusetts Bay Transportation Authority, 4.00%, 7/1/36	2,900	3,630,452

Massachusetts Department of Transportation, 5.00%, 1/1/30	4,235	5,470,222

Metropolitan Transportation Authority, NY:

0.364%, (67% of SOFR + 0.33%), 11/1/35(2)	7,500	7,505,550

0.464%, (67% of SOFR + 0.43%), 11/1/26(2)	3,000	3,002,340

4.00%, 11/15/43	3,500	4,157,755

5.00%, 11/15/41	415	437,418

5.25%, 11/15/30	500	592,560

Series 2012D, 5.00%, 11/15/28	1,070	1,129,385

Series 2015F, 5.00%, 11/15/28	640	756,941

Metropolitan Transportation Authority, NY, Green Bonds:

5.00%, 11/15/25	5,000	5,942,900

5.00%, 11/15/26	5,815	7,125,643

New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	184,503

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):

5.00%, 12/1/28	1,200	1,556,952

5.00%, 12/1/30	1,000	1,351,020

North Carolina, Grant Anticipation Revenue Vehicle Bonds:

5.00%, 3/1/26	3,000	3,632,640

5.00%, 3/1/29	550	635,344

5.00%, 3/1/30	400	462,244

Pennsylvania Turnpike Commission:

4.00%, 12/1/37	3,850	4,729,263

5.00%, 12/1/34	250	334,503

5.00%, 12/1/35	500	667,640

5.00%, 12/1/36	1,165	1,552,724

Port Authority of New York and New Jersey:

4.00%, 7/15/36	1,605	1,969,239

5.00%, 9/1/34	3,595	4,685,579

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Port of Seattle, WA:

5.00%, 3/1/27	$250	$284,840

5.00%, 3/1/29	250	284,510

Portland, ME, Airport Revenue, Green Bonds:

5.00%, 1/1/29	225	287,838

5.00%, 1/1/31	370	478,184

Salt Lake City, UT, (Salt Lake City International Airport):

5.00%, 7/1/28	1,370	1,712,020

5.00%, 7/1/31	300	380,022

5.00%, 7/1/32	660	833,936

5.00%, 7/1/33	600	756,132

5.00%, 7/1/34	450	565,646

San Francisco City and County Airport Commission, CA, (San Francisco International Airport):

5.00%, 5/1/35	1,950	2,639,305

5.00%, 5/1/36	1,950	2,630,550

Texas Transportation Commission, (Central Texas Turnpike System):

0.00%, 8/1/34	1,000	682,630

0.00%, 8/1/35	500	323,370

Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/29	14,400	17,943,696

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport):

5.00%, 12/1/31	2,920	3,770,742

5.00%, 12/1/34	1,005	1,289,566

Wisconsin, Transportation Revenue:

5.00%, 7/1/31	3,450	3,928,101

Prerefunded to 7/1/24, 5.00%, 7/1/32	700	797,699

		$162,291,772

Water and Sewer — 3.9%

Buffalo Municipal Water Finance Authority, NY:

5.00%, 7/1/25	$300	$351,702

5.00%, 7/1/29	115	134,965

5.00%, 7/1/30	100	117,361

Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,760,415

Hillsborough County, FL, Wastewater Impact Fee:

5.00%, 5/1/26	3,000	3,625,890

5.00%, 5/1/27	2,315	2,874,651

5.00%, 5/1/28	1,270	1,617,231

5.00%, 5/1/29	1,220	1,589,379

Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	671,836

McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	1,000	1,143,400

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	$1,895	$2,218,893

Mesa, AZ, Utility Systems Revenue:

5.00%, 7/1/27	600	731,868

5.00%, 7/1/29	500	606,635

Portland, OR, Water System Revenue, 4.00%, 5/1/33	2,470	3,136,776

Rapid City, SD, Water Revenue:

4.00%, 11/1/29	600	688,572

4.00%, 11/1/30	670	767,867

5.00%, 11/1/26	1,000	1,196,380

5.00%, 11/1/27	515	614,452

Richmond, VA, Public Utility Revenue, 4.00%, 1/15/36	7,205	8,811,715

Spotsylvania County, VA, Water and Sewer System Revenue, 3.00%, 12/1/31	2,095	2,484,733

St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	584,080

Western Riverside Water and Wastewater Financing Authority, CA:

4.00%, 9/1/26	435	508,002

4.00%, 9/1/27	445	530,881

Wyoming, MI, Water Supply System Revenue:

5.00%, 6/1/27	505	616,256

5.00%, 6/1/28	550	669,405

		$38,053,345

Total Tax-Exempt Municipal Obligations — 96.1% (identified cost $873,325,546)		$934,165,390

Other Assets, Less Liabilities — 3.9%		$37,490,945

Net Assets — 100.0%		$971,656,335

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2021, the concentration of the Portfolio’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	10.7%

Others, representing less than 10% individually	85.4%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2021, 5.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 3.6% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(3)	Amount is less than 0.05%.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2021.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

Liq	–	Liquidity Provider

PSF	–	Permanent School Fund

SFMR	–	Single Family Mortgage Revenue

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	–	Secured Overnight Financing Rate

SPA	–	Standby Bond Purchase Agreement

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2021

Unaffiliated investments, at value (identified cost, $873,325,546)	$934,165,390

Cash	38,942,839

Interest receivable	8,756,641

Receivable for investments sold	75,722

Total assets	$981,940,592

Liabilities

Payable for when-issued securities	$9,852,363

Payable to affiliates:

Investment adviser fee	263,065

Other	303

Accrued expenses	168,526

Total liabilities	$10,284,257

Net Assets applicable to investors’ interest in Portfolio	$971,656,335

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2021

Interest	$9,619,028

Total investment income	$9,619,028

Expenses

Investment adviser fee	$1,497,663

Trustees’ fees and expenses	22,738

Custodian fee	112,542

Legal and accounting services	28,270

Miscellaneous	14,651

Total expenses	$1,675,864

Deduct —

Allocation of expenses to affiliates	$31,294

Total expense reductions	$31,294

Net expenses	$1,644,570

Net investment income	$7,974,458

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$2,190,397

Net realized gain	$2,190,397

Change in unrealized appreciation (depreciation) —

Investments	$590,116

Net change in unrealized appreciation (depreciation)	$590,116

Net realized and unrealized gain	$2,780,513

Net increase in net assets from operations	$10,754,971

27	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

From operations —

Net investment income	$7,974,458	$15,352,513

Net realized gain	2,190,397	4,325,390

Net change in unrealized appreciation (depreciation)	590,116	17,011,685

Net increase in net assets from operations	$10,754,971	$36,689,588

Capital transactions —

Contributions	$71,939,893	$203,943,194

Withdrawals	(21,913,693)	(59,666,246)

Portfolio transaction fee	140,922	395,167

Net increase in net assets from capital transactions	$50,167,122	$144,672,115

Net increase in net assets	$60,922,093	$181,361,703

Net Assets

At beginning of period	$910,734,242	$729,372,539

At end of period	$971,656,335	$910,734,242

28	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Financial Highlights

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2017(1)
Ratios/Supplemental Data			2021	2020	2019	2018

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.35	%(3)	0.35%	0.35%	0.35%	0.35%	0.35	%(3)

Net investment income	1.70	%(3)	1.94%	2.17%	2.16%	2.01%	1.71	%(3)

Portfolio Turnover	10	%(4)	51%	28%	78%	35%	30	%(4)

Total Return(2)	1.08	%(4)	4.66%	7.88%	3.11%	3.83%	(0.80	)%(4)

Net assets, end of period (000’s omitted)	$971,656		$910,734	$729,373	$612,428	$676,300	$502,104

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

(2)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended July 31, 2021, the years ended January 31, 2021, 2020, 2019 and 2018 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

29	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2021, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 99.2% and 0.8%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of July 31, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin

30

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

earning interest on settlement date. Securities purchased on a delayed delivery or when-issued basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement and related fee reduction agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.3200%

$1 billion but less than $2.5 billion	0.3075%

$2.5 billion but less than $5 billion	0.2950%

$5 billion and over	0.2875%

For the six months ended July 31, 2021, the Portfolio’s investment adviser fee amounted to $1,497,663 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, BMR entered into a new investment sub-advisory agreement with Parametric, which took effect on March 1, 2021. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Pursuant to a voluntary expense reimbursement, BMR and Parametric were allocated $31,294 in total of the Portfolio’s operating expenses for the six months ended July 31, 2021.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $217,373,856 and $88,862,773, respectively, for the six months ended July 31, 2021.

31

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$873,300,634

Gross unrealized appreciation	$60,956,050

Gross unrealized depreciation	(91,294)

Net unrealized appreciation	$60,864,756

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2021.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$934,165,390	$—	$934,165,390

Total Investments	$—	$934,165,390	$—	$934,165,390

7  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

32

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory and administrative agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); (2) to approve a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as the Fund’s investment sub-adviser (“Proposal 2”); (3) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research (“BMR”) to serve as investment adviser to 5-to-15 Year Laddered Municipal Bond Portfolio (“Proposal 3”); and (4) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as investment sub-adviser to 5-to-15 Year Laddered Municipal Bond Portfolio (“Proposal 4”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	36,668,950.825	505,404.721	973,652.043	0

Proposal 2	36,608,500.910	504,862.369	1,034,644.310	0

Proposal 3	36,516,929.929	504,046.773	1,127,030.886	0

Proposal 4	36,514,674.332	488,792.943	1,144,540.314	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Boston Management and Research to serve as the Portfolio’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as investment sub-adviser to the Portfolio (“Proposal 2”). The interestholder meeting results are as follows:

	For	Against	Abstain(1)

Proposal 1	95.761%	1.310%	2.928%

Proposal 2	95.755%	1.270%	2.974%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

33

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

34

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2021

Officers and Trustees

Officers of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

35

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

36

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

37

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

38

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22625    7.31.21

Parametric

TABS Laddered Municipal Bond Funds

Semiannual Report

July 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Funds, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2021

Parametric

TABS Laddered Municipal Bond Funds

Parametric

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2021

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class A at NAV	05/04/2015	05/04/2015	0.86%	2.81%	2.28%	2.77%
Class A with 2.25% Maximum Sales Charge	—	—	–1.40	0.47	1.82	2.40
Class C at NAV	05/04/2015	05/04/2015	0.48	2.04	1.54	2.01
Class C with 1% Maximum Sales Charge	—	—	–0.52	1.04	1.54	2.01
Class I at NAV	05/04/2015	05/04/2015	0.98	3.06	2.54	3.05

Bloomberg Short-Intermediate 1–10 Year Municipal Bond Index	—	—	0.54%	1.68%	2.39%	2.60%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				0.81%	1.56%	0.56%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				0.88%	0.13%	1.14%
SEC 30-day Yield - Subsidized				–0.02	–0.76	0.22

SEC 30-day Yield - Unsubsidized				–0.15	–0.88	0.10

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2021

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class A at NAV	05/04/2015	05/04/2015	2.05%	5.38%	4.34%	5.56%
Class A with 4.75% Maximum Sales Charge	—	—	–2.76	0.37	3.32	4.74
Class C at NAV	05/04/2015	05/04/2015	1.75	4.59	3.56	4.79
Class C with 1% Maximum Sales Charge	—	—	0.75	3.59	3.56	4.79
Class I at NAV	05/04/2015	05/04/2015	2.17	5.55	4.60	5.83

Bloomberg 15 Year Municipal Bond Index	—	—	1.50%	4.10%	4.10%	4.80%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				1.26%	2.01%	1.01%
Net				0.65	1.40	0.40

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.56%	0.80%	1.81%
SEC 30-day Yield - Subsidized				0.53	–0.19	0.80

SEC 30-day Yield - Unsubsidized				0.06	–0.70	0.30

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Short-Intermediate 1–10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1–10 years. Bloomberg 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12–17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profiles subject to change due to active management.

Important Notice to Shareholders

Effective August 24, 2021, the Bloomberg Barclays fixed income indices were rebranded as Bloomberg indices.

4

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 – July 31, 2021).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,008.60	$3.24	**	0.65%
Class C	$1,000.00	$1,004.80	$6.96	**	1.40%
Class I	$1,000.00	$1,009.80	$1.99	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	**	0.65%
Class C	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,022.80	$2.01	**	0.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Fund Expenses — continued

Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,020.50	$3.26	**	0.65%
Class C	$1,000.00	$1,017.50	$7.00	**	1.40%
Class I	$1,000.00	$1,021.70	$2.01	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	**	0.65%
Class C	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,022.80	$2.01	**	0.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Parametric

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.3%

Vermont Municipal Bond Bank, 5.00%, 12/1/28	$200	$239,288

		$239,288

Education — 4.5%

Los Ranchos de Albuquerque, NM, (Albuquerque Academy):

5.00%, 9/1/26	$150	$179,994

5.00%, 9/1/27	100	123,091

Massachusetts Development Finance Agency, (Williams College), 0.45%, 7/1/41	1,000	1,003,040

Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 9/1/32	465	593,028

Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	284,480

UCF Stadium Corp., FL, 5.00%, 3/1/23	250	264,573

University of Florida, 4.00%, 7/1/31	1,000	1,268,770

Vermont State Colleges, 5.00%, 7/1/24	100	108,185

West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	106,924

		$3,932,085

Electric Utilities — 1.1%

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	$175	$187,259

Seattle, WA, Municipal Light and Power Revenue, 0.27%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)(2)	500	500,230

Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	289,097

		$976,586

Escrowed / Prerefunded — 1.3%

Michigan Finance Authority, (Trinity Health Credit Group), Prerefunded to 6/1/22, 5.00%, 12/1/27	$500	$520,480

Revere Local School District, OH, Prerefunded to 6/1/22, 5.00%, 12/1/27	200	208,192

Scotts Bluff County School District 0016, NE, (Gering Public Schools):

Prerefunded to 5/30/22, 5.00%, 12/1/25	120	124,858

Prerefunded to 5/30/22, 5.00%, 12/1/26	115	119,655

Prerefunded to 5/30/22, 5.00%, 12/1/27	170	176,881

		$1,150,066

General Obligations — 17.2%

Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	$125	$136,215

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Campton Township, IL:

5.00%, 12/15/22	$200	$213,200

5.00%, 12/15/23	105	116,205

Carrollton-Farmers Branch Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	750	939,637

Decatur City Board of Education, AL, 5.00%, 2/1/25	50	58,242

El Monte Union High School District, CA, (Election of 2018):

4.00%, 6/1/31(1)	100	117,616

4.00%, 6/1/32(1)	150	175,928

Grand Blanc Community Schools, MI, Prerefunded to 5/1/22, 4.00%, 5/1/27	455	468,058

Illinois:

5.00%, 9/1/27	2,500	3,095,250

5.50%, 5/1/30	1,500	2,019,600

Lakeland, FL:

5.00%, 10/1/21	50	50,399

5.00%, 10/1/22	100	105,696

5.00%, 10/1/24	50	57,534

McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	265,790

New Jersey:

4.00%, 6/1/31	500	631,460

5.00%, 6/1/26	1,500	1,824,855

New York, NY, (LOC: TD Bank, N.A.), 0.02%, 9/1/27(3)	500	500,000

Ohio, (Adult Correctional Building Fund):

5.00%, 10/1/29	500	662,650

5.00%, 10/1/30	750	1,015,020

Rio Grande City Grulla Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/32(1)	500	639,925

West Virginia, 5.00%, 12/1/30	820	1,079,997

Wickliffe School District, OH, 5.00%, 12/1/27	840	1,051,646

		$15,224,923

Hospital — 10.7%

Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/31	$1,000	$1,253,370

Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 1.87%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(2)	500	505,700

Colorado Health Facilities Authority, (Vail Valley Medical Center):

4.00%, 1/15/25	25	28,004

5.00%, 1/15/23	25	26,754

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,276,940

7	See Notes to Financial Statements.

Parametric

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 1.42%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(2)	$2,000	$2,017,240

Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.59%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	945	941,532

New York City Health and Hospitals Corp., NY:

3.00%, 2/15/24	535	572,643

5.00%, 2/15/24	740	829,436

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network):

5.00%, 8/15/25	30	35,498

5.00%, 8/15/26	85	103,793

Public Finance Authority, WI, (Renown Regional Medical Center):

5.00%, 6/1/25	375	440,576

5.00%, 6/1/26	300	364,008

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	38,505

San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	41,710

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.):

5.00%, 12/1/21	150	152,359

5.00%, 12/1/22	200	212,716

Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 7/29/26 (Put Date), 8/15/54	500	611,655

		$9,452,439

Housing — 5.8%

Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):

0.60%, 7/1/26	$250	$250,265

0.85%, 1/1/28	200	200,562

0.95%, 7/1/28	285	286,653

1.05%, 1/1/29	250	251,427

1.15%, 7/1/29	250	251,395

1.30%, 1/1/30	200	201,122

(SPA: TD Bank, N.A.), 0.03%, 7/1/49(3)	1,500	1,500,000

Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	700	706,167

New York City Housing Development Corp., NY, 1.80%, 11/1/21	165	165,667

New York Mortgage Agency:

2.05%, 4/1/28	255	269,099

2.10%, 10/1/28	250	264,655

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

New York Mortgage Agency: (continued)

2.25%, 4/1/30	$325	$341,354

2.30%, 10/1/30	395	414,971

		$5,103,337

Insured – Education — 0.7%

Northern Arizona University, (BAM), 5.00%, 6/1/30	$450	$603,356

		$603,356

Insured – Escrowed / Prerefunded — 0.3%

Albertville, AL, (BAM), Prerefunded to 6/1/22, 4.00%, 6/1/28	$250	$258,170

		$258,170

Insured – General Obligations — 1.2%

Fort Bend County Municipal Utility District No. 58, TX, (BAM), 3.00%, 4/1/27	$405	$454,220

Montgomery County Municipal Utility District No. 9, TX:

(BAM), 3.00%, 4/1/26	250	259,852

(BAM), 3.00%, 4/1/27	100	103,757

New Britain, CT:

(BAM), 5.00%, 3/1/25	50	57,974

(BAM), Escrowed to Maturity, 5.00%, 3/1/23	105	113,091

(BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,832

Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	50,109

		$1,044,835

Insured – Lease Revenue / Certificates of Participation — 0.2%

Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$208,777

		$208,777

Insured – Special Tax Revenue — 1.7%

Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$11,466

Vineyard Redevelopment Agency, UT:

(AGM), 4.00%, 5/1/32(1)	420	516,743

(AGM), 5.00%, 5/1/27(1)	315	389,702

(AGM), 5.00%, 5/1/28(1)	235	297,841

(AGM), 5.00%, 5/1/29(1)	200	258,682

		$1,474,434

8	See Notes to Financial Statements.

Parametric

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 3.6%

New Orleans Aviation Board, LA:

(AGM), 5.00%, 1/1/28	$1,000	$1,270,910

(AGM), 5.00%, 1/1/29	1,510	1,906,647

		$3,177,557

Insured – Water and Sewer — 1.8%

Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	$25	$25,756

Hamburg Municipal Authority, PA, Sewer Revenue:

(AGM), 1.50%, 10/1/28	125	128,826

(AGM), 1.50%, 10/1/29	115	117,283

(AGM), 2.00%, 10/1/30	125	130,558

Pittsburgh Water and Sewer Authority, PA, (AGM), 0.67%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(2)	1,000	1,008,920

Western Riverside Water and Wastewater Financing Authority, CA, (AGM), 4.00%, 9/1/29	180	221,891

		$1,633,234

Lease Revenue / Certificates of Participation — 8.3%

Aspen Fire Protection District, CO:

4.00%, 12/1/23	$120	$130,181

4.00%, 12/1/25	255	291,687

4.00%, 12/1/26	225	263,333

Forsyth County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	1,000	1,250,870

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	225	250,470

Greater Texas Cultural Education Facilities Finance Corp., (Epicenter Multipurpose Facilities), 5.00%, 3/1/29	150	193,823

Indiana Finance Authority, (Stadium Project), (SPA: U.S. Bank, N.A.), 0.04%, 2/1/35(4)	1,960	1,960,000

Lake Houston Redevelopment Authority, TX:

5.00%, 9/1/27	175	216,454

5.00%, 9/1/28	225	284,024

5.00%, 9/1/29	225	288,749

5.00%, 9/1/30	235	305,808

Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	334,932

Palm Beach County School Board, FL:

5.00%, 8/1/21	125	125,000

5.00%, 8/1/31	1,000	1,176,040

St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	258,207

		$7,329,578

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 10.2%

California Infrastructure and Economic Development Bank, (California Academy of Sciences), 0.37%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	$500	$500,105

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 0.40%, (70% of 1 mo. USD LIBOR + 0.33%), 4/1/22 (Put Date), 10/1/47(2)	2,000	2,000,860

Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	100	101,603

Fort Myers, FL, Capital Improvement Revenue:

5.00%, 12/1/27	330	395,297

5.00%, 12/1/28	545	651,281

5.00%, 12/1/29	600	716,154

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	1,500	1,787,715

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.59%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	2,000	2,007,980

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/26	275	336,839

Tennessee Energy Acquisition Corp., Gas Project Revenue, 5.00%, 11/1/22	300	317,883

West Virginia School Building Authority, Lottery Revenue:

5.00%, 7/1/24	100	113,732

5.00%, 7/1/25	100	117,915

		$9,047,364

Senior Living / Life Care — 4.7%

Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	$1,225	$1,460,396

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):

5.00%, 11/15/24	60	68,591

5.00%, 11/15/25	60	70,867

5.00%, 11/15/29	830	961,281

California Statewide Communities Development Authority, (American Baptist Homes of the West):

5.00%, 10/1/21	50	50,374

5.00%, 10/1/23	100	109,830

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/22	150	158,182

Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	55,308

West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):

4.00%, 11/15/22	70	73,120

4.00%, 11/15/23	75	80,845

4.00%, 11/15/24	115	127,335

4.00%, 11/15/25	125	141,809

9	See Notes to Financial Statements.

Parametric

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home): (continued)

4.00%, 11/15/26	$120	$138,748

4.00%, 11/15/27	120	141,149

4.00%, 11/15/28	105	125,363

4.00%, 11/15/29	140	169,590

4.00%, 11/15/30	190	229,239

		$4,162,027

Special Tax Revenue — 0.1%

New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	$100	$107,850

		$107,850

Transportation — 15.1%

Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area):

0.47%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$1,000	$1,001,630

0.92%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(2)	500	503,535

Central Texas Regional Mobility Authority:

5.00%, 1/1/25	500	566,340

5.00%, 1/1/27	500	594,605

El Paso, TX, (El Paso International Airport):

5.00%, 8/15/21	625	626,019

5.00%, 8/15/25	660	782,991

Hawaii, Highway Revenue:

5.00%, 1/1/28	500	637,980

5.00%, 1/1/30	250	325,832

Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	294,863

Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	750	887,040

Metropolitan Transportation Authority, NY, Green Bonds:

5.00%, 11/15/25	2,030	2,412,817

5.00%, 11/15/26	1,000	1,225,390

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 5.00%, 12/1/26	1,000	1,234,900

North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 2/1/24	1,000	1,118,300

North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	102,863

Triborough Bridge and Tunnel Authority, NY, 0.414%, (67% of SOFR + 0.38%), 2/1/24 (Put Date), 1/1/32(2)	1,000	1,000,310

		$13,315,415

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.2%

Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$63,287

Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/24	500	568,425

DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	385,243

Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	500	586,805

North Penn Water Authority, PA:

0.28%, (SIFMA + 0.26%), 11/1/21(2)	500	499,895

0.48%, (SIFMA + 0.46%), 11/1/23(2)	400	400,932

Western Riverside Water and Wastewater Financing Authority, CA, 4.00%, 9/1/25	300	341,961

		$2,846,548

Total Tax-Exempt Municipal Obligations — 92.0% (identified cost $76,999,604)		$81,287,869

Short-Term Investments — 10.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(5)	9,317,634	$9,317,634

Total Short-Term Investments (identified cost $9,317,615)		$9,317,634

Total Investments — 102.5% (identified cost $86,317,219)		$90,605,503

Other Assets, Less Liabilities — (2.5)%		$(2,228,293)

Net Assets — 100.0%		$88,377,210

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	13.2%

Others, representing less than 10% individually	78.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2021, 9.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 7.0% of total investments.

10	See Notes to Financial Statements.

Parametric

TABS 1-to-10 Year Laddered Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

(1)	When-issued security.

(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2021.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2021.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

PSF	–	Permanent School Fund

SFMR	–	Single Family Mortgage Revenue

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	–	Secured Overnight Financing Rate

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

11	See Notes to Financial Statements.

Parametric

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.4%

Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/36	$460	$520,927

		$520,927

Education — 7.2%

Arizona State University, 4.00%, 7/1/40	$500	$608,095

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/40	250	292,228

University of Florida, 4.00%, 7/1/31	215	272,786

University of Michigan:

4.00%, 4/1/38	60	73,930

4.00%, 4/1/40	250	306,732

		$1,553,771

Electric Utilities — 0.3%

Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$56,645

		$56,645

Escrowed / Prerefunded — 0.3%

Tucson, AZ, Water System Revenue, Prerefunded to 7/1/25, 5.00%, 7/1/32	$60	$71,111

		$71,111

General Obligations — 23.1%

California, 4.00%, 9/1/32	$225	$262,890

Colonial School District, PA, 5.00%, 2/15/36	100	118,194

Connecticut, 4.00%, 6/1/33	350	433,562

El Monte Union High School District, CA, (Election of 2018):

4.00%, 6/1/35(1)	360	419,778

4.00%, 6/1/37(1)	350	406,899

Illinois, 5.50%, 5/1/39	700	918,393

La Canada Unified School District, CA, (Election of 2017), 4.00%, 8/1/40	140	164,993

Lakeland, FL:

5.00%, 10/1/29	100	116,600

5.00%, 10/1/31	100	116,560

Lewis and Thurston Counties Centralia School District No. 401, WA, 5.00%, 12/1/37	145	178,375

Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	146,179

Mississippi Development Bank, (Rankin County School District), 4.00%, 6/1/38	160	186,781

Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	100	114,358

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Rio Grande City Grulla Independent School District, TX, (PSF Guaranteed):

4.00%, 8/15/33(1)	$250	$318,222

4.00%, 8/15/34(1)	250	316,825

Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	245,660

Virginia, 3.00%, 6/1/32	350	412,727

Williamson County, TX, 4.00%, 2/15/30	100	112,418

		$4,989,414

Hospital — 17.7%

Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/31	$250	$313,342

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.):

4.00%, 4/1/34	250	303,660

4.00%, 4/1/39	500	599,610

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	500	602,505

Illinois Finance Authority, (Riverside Health System), 4.00%, 11/15/32	250	284,017

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	57,868

New York City Health and Hospitals Corp., NY:

5.00%, 2/15/37	325	430,687

5.00%, 2/15/38	345	456,097

New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	250	291,495

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	150	169,550

Tampa, FL, (H. Lee Moffitt Cancer Center):

4.00%, 7/1/38	150	178,784

5.00%, 7/1/35	100	130,376

		$3,817,991

Housing — 0.5%

Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	$100	$111,890

		$111,890

Insured – Education — 1.1%

Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	$200	$242,280

		$242,280

12	See Notes to Financial Statements.

Parametric

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 1.5%

Grossmont Union High School District, CA, (Election of 2008):

(AGM), 0.00%, 8/1/33	$100	$64,041

(AGM), 0.00%, 8/1/35	100	57,838

Yonkers, NY, (BAM), Series 2019A, 5.00%, 5/1/31	150	195,623

		$317,502

Insured – Special Tax Revenue — 1.5%

Vineyard Redevelopment Agency, UT:

(AGM), 4.00%, 5/1/33(1)	$150	$183,896

(AGM), 4.00%, 5/1/35(1)	115	139,948

		$323,844

Insured – Transportation — 2.0%

New Orleans Aviation Board, LA:

(AGM), 5.00%, 1/1/32	$100	$124,651

(AGM), 5.00%, 1/1/33	100	124,358

(AGM), 5.00%, 1/1/34	150	186,081

		$435,090

Lease Revenue / Certificates of Participation — 3.9%

Lake Houston Redevelopment Authority, TX:

3.00%, 9/1/34	$190	$208,905

4.00%, 9/1/33	150	182,462

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	150	168,729

Palo Alto, CA, (California Avenue Parking Garage):

5.00%, 11/1/37	100	126,902

5.00%, 11/1/38	115	145,661

		$832,659

Other Revenue — 2.7%

Fort Myers, FL, Capital Improvement Revenue:

5.00%, 12/1/30	$100	$119,359

5.00%, 12/1/36	250	296,390

Wisconsin, Environmental Improvement Fund Revenue:

5.00%, 6/1/34	50	58,764

5.00%, 6/1/35	100	117,404

		$591,917

Senior Living / Life Care — 11.0%

Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/32	$350	$416,185

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Colorado Health Facilities Authority, (Covenant Living Communities and Services), 4.00%, 12/1/40	$500	$587,170

Maryland Health and Higher Educational Facilities Authority, (Broadmead):

5.00%, 7/1/31	150	175,880

5.00%, 7/1/32	220	257,492

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	100	116,244

Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	173,952

West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):

4.00%, 11/15/31	200	239,908

4.00%, 11/15/36	220	260,858

4.00%, 11/15/41	125	146,793

		$2,374,482

Special Tax Revenue — 3.0%

Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	$50	$55,680

Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/37	480	590,923

		$646,603

Transportation — 16.6%

Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 0.92%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(2)	$150	$151,061

Central Texas Regional Mobility Authority:

4.00%, 1/1/35	250	301,252

4.00%, 1/1/36	200	239,980

Chicago, IL, (O’Hare International Airport):

4.00%, 1/1/36	500	599,075

5.00%, 1/1/37	250	303,532

Pennsylvania Turnpike Commission, 5.00%, 12/1/34	500	669,005

Port Authority of New York and New Jersey, 4.00%, 7/15/38	500	608,385

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	200	250,484

Texas Transportation Commission, (Central Texas Turnpike System):

0.00%, 8/1/35	300	194,022

0.00%, 8/1/38	500	274,510

		$3,591,306

Water and Sewer — 3.1%

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$50	$58,680

13	See Notes to Financial Statements.

Parametric

TABS 10-to-20 Year Laddered Municipal Bond Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/40	$500	$612,835

		$671,515

Total Tax-Exempt Municipal Obligations — 97.9% (identified cost $19,576,138)		$21,148,947

Short-Term Investments — 9.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(3)	2,020,821	$2,020,821

Total Short-Term Investments (identified cost $2,020,806)		$2,020,821

Total Investments — 107.3% (identified cost $21,596,944)		$23,169,768

Other Assets, Less Liabilities — (7.3)%		$(1,567,712)

Net Assets — 100.0%		$21,602,056

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	14.6%

Others, representing less than 10% individually	83.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2021, 5.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 3.8% of total investments.

(1)	When-issued security.

(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

14	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Statements of Assets and Liabilities (Unaudited)

	July 31, 2021
Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Unaffiliated investments, at value (identified cost, $76,999,604 and $19,576,138, respectively)	$81,287,869	$21,148,947

Affiliated investment, at value (identified cost, $9,317,615 and $2,020,806, respectively)	9,317,634	2,020,821

Interest receivable	567,319	166,566

Dividends receivable from affiliated investment	555	120

Receivable for investments sold	—	6,058

Receivable for Fund shares sold	192,588	91,045

Receivable from affiliates	10,588	11,313

Total assets	$91,376,553	$23,444,870

Liabilities

Payable for when-issued securities	$2,875,468	$1,767,063

Payable for Fund shares redeemed	37,072	37,576

Distributions payable	228	—

Payable to affiliates:

Investment adviser and administration fee	23,749	5,806

Distribution and service fees	6,802	1,810

Accrued expenses	56,024	30,559

Total liabilities	$2,999,343	$1,842,814

Net Assets	$88,377,210	$21,602,056

Sources of Net Assets

Paid-in capital	$83,879,444	$19,768,429

Distributable earnings	4,497,766	1,833,627

Net Assets	$88,377,210	$21,602,056

Class A Shares

Net Assets	$15,884,293	$6,010,361

Shares Outstanding	1,450,368	506,189

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.95	$11.87

Maximum Offering Price Per Share

(100 ÷ 97.75 and 95.25, respectively, of net asset value per share)	$11.20	$12.46

Class C Shares

Net Assets	$3,992,901	$662,496

Shares Outstanding	364,551	55,778

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.95	$11.88

Class I Shares

Net Assets	$68,500,016	$14,929,199

Shares Outstanding	6,247,432	1,257,213

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.96	$11.87

On sales of $100,000 or more ($50,000 or more for 10-to-20 Year Laddered Fund), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

15	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Statements of Operations (Unaudited)

	Six Months Ended July 31, 2021
Investment Income	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Interest	$697,617	$246,917

Dividends from affiliated investment	4,026	691

Total investment income	$701,643	$247,608

Expenses

Investment adviser and administration fee	$137,563	$33,839

Distribution and service fees

Class A	20,255	7,302

Class C	20,135	2,859

Trustees’ fees and expenses	2,280	746

Custodian fee	15,447	9,433

Transfer and dividend disbursing agent fees	14,213	4,419

Legal and accounting services	18,904	16,507

Printing and postage	2,648	4,141

Registration fees	28,541	21,741

Miscellaneous	6,876	5,438

Total expenses	$266,862	$106,425

Deduct —

Allocation of expenses to affiliates	$54,820	$53,651

Total expense reductions	$54,820	$53,651

Net expenses	$212,042	$52,774

Net investment income	$489,601	$194,834

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$126,739	$125,385

Net realized gain	$126,739	$125,385

Change in unrealized appreciation (depreciation) —

Investments	$134,081	$78,221

Investments — affiliated investment	19	15

Net change in unrealized appreciation (depreciation)	$134,100	$78,236

Net realized and unrealized gain	$260,839	$203,621

Net increase in net assets from operations	$750,440	$398,455

16	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Statements of Changes in Net Assets

	Six Months Ended July 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

From operations —

Net investment income	$489,601	$194,834

Net realized gain	126,739	125,385

Net change in unrealized appreciation (depreciation)	134,100	78,236

Net increase in net assets from operations	$750,440	$398,455

Distributions to shareholders —

Class A	$(78,533)	$(49,101)

Class C	(4,629)	(2,682)

Class I	(404,436)	(143,051)

Total distributions to shareholders	$(487,598)	$(194,834)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$4,525,973	$1,858,418

Class C	327,549	141,088

Class I	14,893,251	3,167,950

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	73,934	49,101

Class C	4,629	2,682

Class I	403,317	142,979

Cost of shares redeemed

Class A	(11,566,061)	(845,017)

Class C	(349,543)	(10,169)

Class I	(13,343,488)	(5,726,847)

Net decrease in net assets from Fund share transactions	$(5,030,439)	$(1,219,815)

Net decrease in net assets	$(4,767,597)	$(1,016,194)

Net Assets

At beginning of period	$93,144,807	$22,618,250

At end of period	$88,377,210	$21,602,056

17	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Statements of Changes in Net Assets — continued

	Year Ended January 31, 2021
Increase (Decrease) in Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

From operations —

Net investment income	$1,029,142	$371,450

Net realized gain	274,344	442,586

Net change in unrealized appreciation (depreciation)	1,927,774	513,841

Net increase in net assets from operations	$3,231,260	$1,327,877

Distributions to shareholders —

Class A	$(252,689)	$(118,225)

Class C	(19,185)	(13,636)

Class I	(754,023)	(575,792)

Total distributions to shareholders	$(1,025,897)	$(707,653)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$7,403,194	$3,909,826

Class C	700,981	123,501

Class I	35,431,942	13,588,704

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	235,755	118,225

Class C	18,961	13,636

Class I	753,018	575,792

Cost of shares redeemed

Class A	(5,402,755)	(293,488)

Class C	(679,401)	(148,325)

Class I	(19,089,916)	(10,089,195)

Net asset value of shares converted

Class A	45,630	—

Class C	(45,630)	—

Net increase in net assets from Fund share transactions	$19,371,779	$7,798,676

Net increase in net assets	$21,577,142	$8,418,900

Net Assets

At beginning of year	$71,567,665	$14,199,350

At end of year	$93,144,807	$22,618,250

18	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Financial Highlights

	1-to-10 Year Laddered Fund — Class A

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.910		$10.600	$10.240	$10.170	$10.120	$10.340

Income (Loss) From Operations

Net investment income	$0.054		$0.132	$0.172	$0.157	$0.129	$0.120

Net realized and unrealized gain (loss)	0.039		0.308	0.360	0.070	0.050	(0.220)

Total income (loss) from operations	$0.093		$0.440	$0.532	$0.227	$0.179	$(0.100)

Less Distributions

From net investment income	$(0.053)		$(0.130)	$(0.172)	$(0.157)	$(0.129)	$(0.120)

Total distributions	$(0.053)		$(0.130)	$(0.172)	$(0.157)	$(0.129)	$(0.120)

Net asset value — End of period	$10.950		$10.910	$10.600	$10.240	$10.170	$10.120

Total Return(1)(2)	0.86	%(3)	4.19%	5.23%	2.26%	1.76%	(0.99)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,884		$22,853	$19,901	$17,978	$16,877	$5,031

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.65	%(4)	0.65%	0.65%	0.65%	0.65%	0.65%

Net investment income	0.98	%(4)	1.23%	1.64%	1.56%	1.25%	1.14%

Portfolio Turnover	25	%(3)	81%	41%	91%	19%	4%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.13%, 0.16%, 0.18%, 0.20%, 0.24% and 0.31% of average daily net assets for the six months ended July 31, 2021 and the years ended January 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

19	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Financial Highlights — continued

	1-to-10 Year Laddered Fund — Class C

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.910		$10.590	$10.240	$10.170	$10.120	$10.340

Income (Loss) From Operations

Net investment income	$0.013		$0.053	$0.093	$0.081	$0.052	$0.041

Net realized and unrealized gain (loss)	0.039		0.318	0.350	0.070	0.050	(0.220)

Total income (loss) from operations	$0.052		$0.371	$0.443	$0.151	$0.102	$(0.179)

Less Distributions

From net investment income	$(0.012)		$(0.051)	$(0.093)	$(0.081)	$(0.052)	$(0.041)

Total distributions	$(0.012)		$(0.051)	$(0.093)	$(0.081)	$(0.052)	$(0.041)

Net asset value — End of period	$10.950		$10.910	$10.590	$10.240	$10.170	$10.120

Total Return(1)(2)	0.48	%(3)	3.52%	4.35%	1.50%	1.00%	(1.73)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,993		$3,994	$3,875	$3,951	$3,638	$2,665

Ratios (as a percentage of average daily net assets):

Expenses(2)	1.40	%(4)	1.40%	1.40%	1.40%	1.40%	1.40%

Net investment income	0.23	%(4)	0.48%	0.90%	0.80%	0.50%	0.34%

Portfolio Turnover	25	%(3)	81%	41%	91%	19%	4%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.13%, 0.16%, 0.18%, 0.20%, 0.24% and 0.31% of average daily net assets for the six months ended July 31, 2021 and the years ended January 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

20	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Financial Highlights — continued

	1-to-10 Year Laddered Fund — Class I

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.920		$10.610	$10.250	$10.180	$10.130	$10.350

Income (Loss) From Operations

Net investment income	$0.066		$0.159	$0.198	$0.182	$0.156	$0.146

Net realized and unrealized gain (loss)	0.040		0.308	0.360	0.070	0.050	(0.220)

Total income (loss) from operations	$0.106		$0.467	$0.558	$0.252	$0.206	$(0.074)

Less Distributions

From net investment income	$(0.066)		$(0.157)	$(0.198)	$(0.182)	$(0.156)	$(0.146)

Total distributions	$(0.066)		$(0.157)	$(0.198)	$(0.182)	$(0.156)	$(0.146)

Net asset value — End of period	$10.960		$10.920	$10.610	$10.250	$10.180	$10.130

Total Return(1)(2)	0.98	%(3)	4.45%	5.49%	2.51%	2.03%	(0.74)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$68,500		$66,298	$47,792	$31,936	$42,106	$39,070

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.40	%(4)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	1.23	%(4)	1.46%	1.88%	1.79%	1.51%	1.40%

Portfolio Turnover	25	%(3)	81%	41%	91%	19%	4%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.13%, 0.16%, 0.18%, 0.20%, 0.24% and 0.31% of average daily net assets for the six months ended July 31, 2021 and the years ended January 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

21	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class A

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$11.730		$11.410	$10.560	$10.530	$10.260	$10.610

Income (Loss) From Operations

Net investment income	$0.098		$0.218	$0.275	$0.272	$0.255	$0.255

Net realized and unrealized gain (loss)	0.140		0.492	0.870	0.068	0.270	(0.336)

Total income (loss) from operations	$0.238		$0.710	$1.145	$0.340	$0.525	$(0.081)

Less Distributions

From net investment income	$(0.098)		$(0.215)	$(0.277)	$(0.271)	$(0.255)	$(0.254)

From net realized gain	—		(0.175)	(0.018)	(0.039)	—	(0.015)

Total distributions	$(0.098)		$(0.390)	$(0.295)	$(0.310)	$(0.255)	$(0.269)

Net asset value — End of period	$11.870		$11.730	$11.410	$10.560	$10.530	$10.260

Total Return(1)(2)	2.05	%(3)	6.35%	10.97%	3.30%	5.14%	(0.82)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,010		$4,881	$970	$297	$336	$574

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.65	%(4)	0.65%	0.65%	0.65%	0.65%	0.65%

Net investment income	1.68	%(4)	1.79%	2.45%	2.59%	2.44%	2.35%

Portfolio Turnover	18	%(3)	62%	33%	44%	53%	16%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.51%, 0.61%, 0.94%, 1.25%, 1.42% and 1.50% of average daily net assets for the six months ended July 31, 2021 and the years ended January 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

22	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class C

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$11.730		$11.410	$10.570	$10.540	$10.270	$10.620

Income (Loss) From Operations

Net investment income	$0.053		$0.135	$0.193	$0.194	$0.176	$0.174

Net realized and unrealized gain (loss)	0.152		0.490	0.859	0.068	0.270	(0.335)

Total income (loss) from operations	$0.205		$0.625	$1.052	$0.262	$0.446	$(0.161)

Less Distributions

From net investment income	$(0.055)		$(0.130)	$(0.194)	$(0.193)	$(0.176)	$(0.174)

From net realized gain	—		(0.175)	(0.018)	(0.039)	—	(0.015)

Total distributions	$(0.055)		$(0.305)	$(0.212)	$(0.232)	$(0.176)	$(0.189)

Net asset value — End of period	$11.880		$11.730	$11.410	$10.570	$10.540	$10.270

Total Return(1)(2)	1.75	%(3)	5.56%	10.04%	2.53%	4.35%	(1.56)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$662		$522	$521	$331	$380	$385

Ratios (as a percentage of average daily net assets):

Expenses(2)	1.40	%(4)	1.40%	1.40%	1.40%	1.40%	1.40%

Net investment income	0.94	%(4)	1.14%	1.73%	1.85%	1.66%	1.59%

Portfolio Turnover	18	%(3)	62%	33%	44%	53%	16%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.51%, 0.61%, 0.94%, 1.25%, 1.42% and 1.50% of average daily net assets for the six months ended July 31, 2021 and the years ended January 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

23	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class I

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$11.730		$11.410	$10.560	$10.530	$10.270	$10.610

Income (Loss) From Operations

Net investment income	$0.114		$0.248	$0.304	$0.298	$0.281	$0.281

Net realized and unrealized gain (loss)	0.139		0.491	0.869	0.069	0.261	(0.325)

Total income (loss) from operations	$0.253		$0.739	$1.173	$0.367	$0.542	$(0.044)

Less Distributions

From net investment income	$(0.113)		$(0.244)	$(0.305)	$(0.298)	$(0.282)	$(0.281)

From net realized gain	—		(0.175)	(0.018)	(0.039)	—	(0.015)

Total distributions	$(0.113)		$(0.419)	$(0.323)	$(0.337)	$(0.282)	$(0.296)

Net asset value — End of period	$11.870		$11.730	$11.410	$10.560	$10.530	$10.270

Total Return(1)(2)	2.17	%(3)	6.61%	11.25%	3.56%	5.30%	(0.47)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,929		$17,216	$12,708	$8,415	$8,358	$6,465

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.40	%(4)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	1.94	%(4)	2.10%	2.73%	2.85%	2.65%	2.61%

Portfolio Turnover	18	%(3)	62%	33%	44%	53%	16%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.51%, 0.61%, 0.94%, 1.25%, 1.42% and 1.50% of average daily net assets for the six months ended July 31, 2021 and the years ended January 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Not annualized.

(4)	Annualized.

24	See Notes to Financial Statements.

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (1-to-10 Year Laddered Fund) and Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund (10-to-20 Year Laddered Fund) (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2021, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

25

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Securities purchased on a delayed delivery or when-issued basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2021, as determined on a federal income tax basis, were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Aggregate cost	$86,309,895	$21,596,359

Gross unrealized appreciation	$4,306,051	$1,573,633

Gross unrealized depreciation	(10,443)	(224)

Net unrealized appreciation	$4,295,608	$1,573,409

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, each Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to each Fund’s New Agreement (and each Fund’s investment advisory and

26

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

administrative agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:

	Annual Fee Rate
Average Daily Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Up to $1 billion	0.3200%	0.3200%

$1 billion but less than $2.5 billion	0.3075%	0.3075%

$2.5 billion but less than $5 billion	0.2950%	0.2950%

$5 billion and over	0.2875%	0.2875%

The Funds may invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended July 31, 2021, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Investment Adviser and Administration Fee	$137,563	$33,839

Effective Annual Rate	0.32%	0.32%

Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of each Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new investment sub-advisory agreement with Parametric, which took effect on March 1, 2021. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Funds. EVM and Parametric have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65%, 1.40% and 0.40% of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after May 31, 2022. Pursuant to these agreements, EVM and Parametric were allocated $54,820 and $53,651 in total of operating expenses of 1-to-10 Year Laddered Fund and 10-to-20 Year Laddered Fund, respectively, for the six months ended July 31, 2021.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2021 were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

EVM’s Sub-Transfer Agent Fees	$906	$387

EVD’s Class A Sales Charges	$270	$742

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

27

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2021 for Class A shares amounted to the following:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class A Distribution and Service Fees	$20,255	$7,302

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended July 31, 2021, the Funds paid or accrued to EVD the following distribution fees:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class C Distribution Fees	$15,101	$2,144

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2021 amounted to the following:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class C Service Fees	$5,034	$715

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2021, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Class A	$300	$—

Class C	$50	$—

28

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2021 were as follows:

	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund

Purchases	$19,867,979	$3,963,254

Sales	$19,392,451	$3,624,575

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

1-to-10 Year Laddered Fund
	Six Months Ended July 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	415,879	30,117	1,367,002

Issued to shareholders electing to receive payments of distributions in Fund shares	6,804	426	37,061

Redemptions	(1,066,625)	(32,003)	(1,226,456)

Net increase (decrease)	(643,942)	(1,460)	177,607

	Year Ended January 31, 2021
	Class A	Class C	Class I

Sales	692,277	66,880	3,308,389

Issued to shareholders electing to receive payments of distributions in Fund shares	22,188	1,789	70,658

Redemptions	(502,737)	(64,096)	(1,815,567)

Converted from Class C shares	4,304	—	—

Converted to Class A shares	—	(4,304)	—

Net increase	216,032	269	1,563,480

29

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

10-to-20 Year Laddered Fund
	Six Months Ended July 31, 2021 (Unaudited)
	Class A	Class C	Class I

Sales	158,607	11,948	270,521

Issued to shareholders electing to receive payments of distributions in Fund shares	4,208	230	12,268

Redemptions	(72,726)	(876)	(493,199)

Net increase (decrease)	90,089	11,302	(210,410)

	Year Ended January 31, 2021
	Class A	Class C	Class I

Sales	346,372	10,766	1,190,190

Issued to shareholders electing to receive payments of distributions in Fund shares	10,273	1,187	50,091

Redemptions	(25,542)	(13,130)	(886,249)

Net increase (decrease)	331,103	(1,177)	354,032

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2021.

9  Investments in Affiliated Funds

At July 31, 2021, the value of investments in affiliated funds was $9,317,634 for 1-to-10 Year Laddered Fund, representing 10.5% of its net assets and $2,020,821 for 10-to-20 Year Laddered Fund, representing 9.4% of its net assets. Transactions in affiliated funds by the Funds for the six months ended July 31, 2021 were as follows:

1-to-10 Year Laddered Fund
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$15,536,959	$29,542,482	$(35,761,826)	$—	$19	$9,317,634	$4,026	9,317,634

30

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

10-to-20 Year Laddered Fund
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$1,767,705	$6,123,473	$(5,870,372)	$—	$15	$2,020,821	$691	2,020,821

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

1-to-10 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$81,287,869	$—	$81,287,869

Short-Term Investments	—	9,317,634	—	9,317,634

Total Investments	$—	$90,605,503	$—	$90,605,503

10-to-20 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$21,148,947	$—	$21,148,947

Short-Term Investments	—	2,020,821	—	2,020,821

Total Investments	$—	$23,169,768	$—	$23,169,768

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

31

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Each Fund held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 for the following purposes: (1) to approve a new investment advisory and administrative agreement with Eaton Vance Management to serve as each Fund’s investment adviser and administrator (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as each Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:

		Number of Shares(1)
		For	Against	Abstain(2)	Broker Non-Votes(2)

1-to-10 Year Laddered Fund	Proposal 1	4,161,930.650	9,411.669	100,320.999	0

	Proposal 2	4,160,258.403	9,411.669	101,993.247	0

10-to-20 Year Laddered Fund	Proposal 1	1,170,670.862	11,116.000	11,716.000	0

	Proposal 2	1,168,948.862	12,838.000	11,716.000	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

32

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Liquidity Risk Management Program

Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. Each Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of each Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews each Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of each Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of each Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, each Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

33

Parametric

TABS Laddered Municipal Bond Funds

July 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

34

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

35

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

36

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

37

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

19417    7.31.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 22, 2021